UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments – Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2015

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2015, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2015

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	4.33%

S&P 500® Index	4.40%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 6

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	4.54%

Schwab 1000 Index®	4.68%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 7

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	4.63%

Russell 2000® Index	4.65%
Fund Category: Morningstar Small Blend	3.71%

Performance Details	page 8

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	4.66%

Dow Jones U.S. Total Stock Market Index	4.73%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 9

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	5.55%

MSCI EAFE® Index (Net)[2]	6.81%
Fund Category: Morningstar Foreign Large Blend	5.89%

Performance Details	page 10-11

Minimum Initial Investment[3]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Schwab Equity Index Funds track the performance of stock market indices constructed by industry-leading index providers, seeking returns by modeling their portfolios accordingly.

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected a positive performance by both U.S. and international equities. However, timing differences in fair valuation of holdings detracted from relative performance for the Schwab International Index Fund. In the U.S., the Federal Reserve maintained historically low short-term interest rates, helping several indices reach record highs during the reporting period. The U.S. dollar remained strong, benefitting some small-cap companies due to their smaller percentage of sales revenue from overseas operations.

Internationally, many developed stock markets rallied in the second half of the reporting period. Geopolitical tensions in Russia subsided and Greece reached a point of relative stability, both of which helped the performance of international equities. Several central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These accommodative policies appeared to be helping in several regions, while also supporting the strength of the U.S. dollar. When the U.S. dollar rises against foreign currencies, returns on

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected a positive performance by both U.S. and international equities.

overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1, and the S&P 500 Index, which broadly represents the performance of U.S. large-cap equities, returned 4.4%.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	4.33%	12.87%	14.23%	8.28%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratio4: 0.09%

 Statistics

Number of Holdings	505
Weighted Average Market Cap (millions)	$136,236
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Information Technology	19.8%
Financials	16.0%
Health Care	14.5%
Consumer Discretionary	12.4%
Industrials	10.2%
Consumer Staples	9.4%
Energy	8.4%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.9%
Microsoft Corp.	2.1%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.5%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
The Procter & Gamble Co.	1.2%
Verizon Communications, Inc.	1.1%
Total	17.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index Fund (4/2/91)	4.54%	12.63%	14.06%	8.38%
Schwab 1000 Index®	4.68%	12.94%	14.37%	8.70%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratios4: Net 0.29%; Gross 0.33%

 Statistics

Number of Holdings	987
Weighted Average Market Cap (millions)	$120,240
Price/Earnings Ratio (P/E)	22.1
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5]	3%

 Sector Weightings % of Investments

Information Technology	19.4%
Financials	16.8%
Health Care	14.2%
Consumer Discretionary	13.0%
Industrials	10.6%
Consumer Staples	8.7%
Energy	7.9%
Materials	3.4%
Utilities	3.1%
Telecommunication Services	2.2%
Other	0.7%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.4%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
Wells Fargo & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
JPMorgan Chase & Co.	1.1%
The Procter & Gamble Co.	1.0%
Chevron Corp.	1.0%
Total	15.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund (5/19/97)	4.63%	9.74%	12.94%	9.94%
Russell 2000® Index	4.65%	9.71%	12.73%	9.18%
Small-Cap Spliced Index	4.65%	9.71%	12.94%	10.01%
Fund Category: Morningstar Small Blend	3.71%	6.86%	12.17%	8.69%

Fund Expense Ratios4: Net 0.17%; Gross 0.21%

 Statistics

Number of Holdings	2,000
Weighted Average Market Cap (millions)	$2,007
Price/Earnings Ratio (P/E)	52.5
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5]	5%

 Sector Weightings % of Investments

Financials	22.7%
Information Technology	17.1%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	12.8%
Materials	4.2%
Energy	3.7%
Utilities	3.4%
Consumer Staples	2.9%
Telecommunication Services	0.7%
Other	4.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Qorvo, Inc.	0.5%
Isis Pharmaceuticals, Inc.	0.4%
JetBlue Airways Corp.	0.3%
DexCom, Inc.	0.3%
Office Depot, Inc.	0.3%
Graphic Packaging Holding Co.	0.3%
The Ultimate Software Group, Inc.	0.3%
Brunswick Corp.	0.3%
Puma Biotechnology, Inc.	0.2%
Cypress Semiconductor Corp.	0.2%
Total	3.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund (6/1/99)	4.66%	12.58%	14.35%	8.82%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.82%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratios4: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,498
Weighted Average Market Cap (millions)	$110,769
Price/Earnings Ratio (P/E)	23.2
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[5]	0%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	17.3%
Health Care	14.0%
Consumer Discretionary	13.0%
Industrials	10.9%
Consumer Staples	8.1%
Energy	7.7%
Materials	3.5%
Utilities	3.0%
Telecommunication Services	2.1%
Other	1.5%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.2%
Microsoft Corp.	1.7%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.2%
General Electric Co.	1.2%
Wells Fargo & Co.	1.1%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
The Procter & Gamble Co.	0.9%
Verizon Communications, Inc.	0.9%
Total	13.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized. Less than 0.5%.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund (5/19/97)	5.55%	0.87%	7.46%	5.60%
MSCI EAFE® Index (Net)[4]	6.81%	1.66%	7.40%	5.62%
International Spliced Index	6.81%	1.66%	7.51%	5.87%
Fund Category: Morningstar Foreign Large Blend	5.89%	2.25%	6.79%	5.64%

Fund Expense Ratios5: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	924
Weighted Average Market Cap (millions)	$64,452
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1]	7%

 Sector Weightings % of Investments

Financials	25.6%
Consumer Discretionary	12.7%
Industrials	12.4%
Health Care	11.0%
Consumer Staples	10.8%
Materials	7.3%
Energy	5.5%
Telecommunication Services	4.7%
Information Technology	4.7%
Utilities	3.5%
Other	1.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.8%
Novartis AG – Reg’d	1.7%
Roche Holding AG	1.5%
HSBC Holdings plc	1.4%
Toyota Motor Corp.	1.4%
BP plc	1.0%
Royal Dutch Shell plc, A Shares	0.9%
Sanofi	0.9%
Bayer AG – Reg’d	0.9%
Total S.A.	0.8%
Total	12.3%

 Country Weightings % of Investments

Japan	21.8%
United Kingdom	19.9%
France	9.7%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Spain	3.5%
Hong Kong	3.2%
Sweden	3.0%
Netherlands	2.7%
Other Countries	11.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$1,043.30	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$1,045.40	$1.47
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$1,046.30	$0.86
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.96	$0.85

Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$1,046.60	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$1,055.50	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	31.99		27.78	22.35	19.82	18.70	16.28

Income (loss) from investment operations:
Net investment income (loss)	0.35	[1]	0.56	0.52	0.44	0.39	0.35
Net realized and unrealized gains (losses)	1.00		4.13	5.40	2.49	1.09	2.31

Total from investment operations	1.35		4.69	5.92	2.93	1.48	2.66
Less distributions:
Distributions from net investment income	(0.58)		(0.48)	(0.49)	(0.40)	(0.36)	(0.24)

Net asset value at end of period	32.76		31.99	27.78	22.35	19.82	18.70

Total return (%)	4.33	[2]	17.16	27.06	15.09	7.97	16.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.09
Gross operating expenses	0.09	[3]	0.09	0.09	0.10	0.10	0.10
Net investment income (loss)	2.17	[3]	1.89	2.10	2.09	1.96	1.97
Portfolio turnover rate	1	[2]	2	1	2	3	2
Net assets, end of period ($ x 1,000,000)	21,729		20,473	17,121	12,687	10,909	10,007

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 13

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	12,186,042,788	21,550,464,571
0.2%	Other Investment Company	39,573,711	39,573,711
0.6%	Short-Term Investments	134,735,564	134,735,564

100.0%	Total Investments	12,360,352,063	21,724,773,846
0.0%	Other Assets and Liabilities, Net		4,694,090

100.0%	Net Assets		21,729,467,936

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	233,166,325

Banks 5.8%
Bank of America Corp.	12,290,811	0.9	195,792,619
Citigroup, Inc.	3,543,947	0.9	188,963,254
JPMorgan Chase & Co.	4,351,131	1.2	275,252,547
Wells Fargo & Co.	5,472,309	1.4	301,524,226
Other Securities		1.4	307,312,946

		5.8	1,268,845,592

Capital Goods 7.4%
3M Co.	742,219	0.5	116,075,629
General Electric Co.	11,744,652	1.5	318,045,176
The Boeing Co.	765,654	0.5	109,748,844
United Technologies Corp.	959,835	0.5	109,181,231
Other Securities		4.4	951,859,340

		7.4	1,604,910,220

Commercial & Professional Supplies 0.6%
Other Securities		0.6	135,373,351

Consumer Durables & Apparel 1.4%
Other Securities		1.4	300,029,432

Consumer Services 1.7%
McDonald’s Corp.	1,124,038	0.5	108,525,869
Other Securities		1.2	267,177,905

		1.7	375,703,774

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	2,126,930	1.4	300,343,785
The Charles Schwab Corp. (a)	1,338,581	0.2	40,826,721
Other Securities		3.5	756,373,635

		5.1	1,097,544,141

Energy 8.4%
Chevron Corp.	2,192,834	1.1	243,536,144
Exxon Mobil Corp.	4,885,541	2.0	426,849,717
Schlumberger Ltd.	1,475,715	0.6	139,617,396
Other Securities		4.7	1,021,163,321

		8.4	1,831,166,578

Food & Staples Retailing 2.4%
CVS Health Corp.	1,308,451	0.6	129,916,100
Wal-Mart Stores, Inc.	1,845,802	0.7	144,064,846
Other Securities		1.1	243,953,643

		2.4	517,934,589

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	2,296,091	0.5	114,919,355
PepsiCo, Inc.	1,731,963	0.8	164,744,321
Philip Morris International, Inc.	1,807,546	0.7	150,875,865
The Coca-Cola Co.	4,587,756	0.8	186,079,383
Other Securities		2.4	513,335,111

		5.2	1,129,954,035

Health Care Equipment & Services 4.9%
Medtronic plc	1,656,176	0.6	123,302,303
UnitedHealth Group, Inc.	1,116,110	0.6	124,334,654
Other Securities		3.7	816,943,438

		4.9	1,064,580,395

Household & Personal Products 1.9%
The Procter & Gamble Co.	3,156,090	1.2	250,940,716
Other Securities		0.7	151,006,833

		1.9	401,947,549

Insurance 2.6%
Other Securities		2.6	569,314,249

Materials 3.2%
Other Securities		3.2	695,041,736

Media 3.5%
Comcast Corp., Class A	2,971,164	0.8	171,614,433
The Walt Disney Co.	1,825,783	0.9	198,499,128
Other Securities		1.8	399,288,585

		3.5	769,402,146

14 See financial notes

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	1,862,186	0.6	120,408,947
Actavis plc *	456,868	0.6	129,229,682
Amgen, Inc.	888,459	0.6	140,296,561
Bristol-Myers Squibb Co.	1,947,464	0.6	124,111,881
Gilead Sciences, Inc. *	1,739,450	0.8	174,832,119
Johnson & Johnson	3,246,525	1.5	322,055,280
Merck & Co., Inc.	3,313,614	0.9	197,358,850
Pfizer, Inc.	7,155,933	1.1	242,800,807
Other Securities		2.9	631,352,741

		9.6	2,082,446,868

Real Estate 2.5%
Other Securities		2.5	540,340,873

Retailing 4.6%
Amazon.com, Inc. *	444,580	0.9	187,514,952
The Home Depot, Inc.	1,544,550	0.7	165,235,959
Other Securities		3.0	655,400,940

		4.6	1,008,151,851

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	5,530,205	0.8	180,008,173
Other Securities		1.6	332,138,067

		2.4	512,146,240

Software & Services 10.5%
Facebook, Inc., Class A *	2,449,800	0.9	192,970,746
Google, Inc., Class A *	333,312	0.8	182,911,626
Google, Inc., Class C *	335,075	0.8	180,049,342
International Business Machines Corp.	1,073,290	0.8	183,843,844
MasterCard, Inc., Class A	1,143,390	0.5	103,145,212
Microsoft Corp.	9,574,431	2.1	465,700,324
Oracle Corp.	3,743,586	0.8	163,295,221
Visa, Inc., Class A	2,255,600	0.7	148,982,380
Other Securities		3.1	671,079,147

		10.5	2,291,977,842

Technology Hardware & Equipment 6.9%
Apple, Inc.	6,797,315	3.9	850,683,972
Cisco Systems, Inc.	5,964,728	0.8	171,963,108
QUALCOMM, Inc.	1,919,765	0.6	130,544,020
Other Securities		1.6	340,140,324

		6.9	1,493,331,424

Telecommunication Services 2.3%
AT&T, Inc.	6,069,536	1.0	210,248,727
Verizon Communications, Inc.	4,851,978	1.1	244,733,770
Other Securities		0.2	49,232,537

		2.3	504,215,034

Transportation 2.2%
Union Pacific Corp.	1,031,250	0.5	109,549,687
Other Securities		1.7	366,477,496

		2.2	476,027,183

Utilities 3.0%
Other Securities		3.0	646,913,144

Total Common Stock
(Cost $12,186,042,788)			21,550,464,571

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	39,573,711

Total Other Investment Company
(Cost $39,573,711)			39,573,711

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
JPMorgan Chase Bank
0.03%, 05/01/15	106,863,357	0.5	106,863,357
Other Securities		0.1	27,872,207

		0.6
Total Short-Term Investments
(Cost $134,735,564)			134,735,564

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $12,401,488,360 and the unrealized appreciation and depreciation were $9,776,773,374 and ($453,487,888), respectively, with a net unrealized appreciation of $9,323,285,486.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $39,607,948.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	1,500	155,917,500	15,211

See financial notes 15

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$21,550,464,571	$—	$—	$21,550,464,571
Other Investment Company[1]	39,573,711	—	—	39,573,711
Short-Term Investments[1]	—	134,735,564	—	134,735,564

Total	$21,590,038,282	$134,735,564	$—	$21,724,773,846

Other Financial Instruments
Futures Contracts[2]	$15,211	$—	$—	$15,211

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $18,579,130)		$40,826,721
Investments in unaffiliated issuers, at value (cost $12,302,199,222) including securities on loan of $39,607,948		21,644,373,414
Collateral invested for securities on loan, at value (cost $39,573,711)	+	39,573,711

Total investments, at value (cost $12,360,352,063)		21,724,773,846
Deposit with broker for futures contracts		11,960,000
Receivables:
Fund shares sold		34,757,043
Dividends		19,774,564
Income from securities on loan		105,234
Prepaid expenses	+	89,811

Total assets		21,791,460,498

Liabilities

Collateral held for securities on loan		39,573,711
Payables:
Investment adviser and administrator fees		253,377
Shareholder service fees		91,692
Fund shares redeemed		20,538,242
Variation margin on futures contracts		1,507,500
Accrued expenses	+	28,040

Total liabilities		61,992,562

Net Assets

Total assets		21,791,460,498
Total liabilities	−	61,992,562

Net assets		$21,729,467,936

Net Assets by Source
Capital received from investors		12,212,966,755
Net investment income not yet distributed		147,775,180
Net realized capital gains		4,289,007
Net unrealized capital appreciation		9,364,436,994

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,729,467,936		663,269,592		$32.76

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$156,310
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $12,662)		236,784,820
Interest		50,331
Securities on loan	+	478,266

Total investment income		237,469,727

Expenses

Investment adviser and administrator fees		6,298,295
Shareholder service fees		1,999,701
Portfolio accounting fees		220,167
Transfer agent fees		199,993
Shareholder reports		175,444
Custodian fees		173,724
Registration fees		94,458
Professional fees		49,980
Independent trustees’ fees		49,851
Index fee		37,952
Other expenses	+	226,102

Total expenses		9,525,667
Expense reduction by CSIM and its affiliates	−	199,993

Net expenses	−	9,325,674

Net investment income		228,144,053

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		208,126,303
Net realized gains on futures contracts	+	32,741,239

Net realized gains		240,867,542
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,393,804
Net change in unrealized appreciation (depreciation) on unaffiliated investments		432,374,458
Net change in unrealized appreciation (depreciation) on futures contracts	+	(12,351,264)

Net change in unrealized appreciation (depreciation)	+	422,416,998

Net realized and unrealized gains		663,284,540

Increase in net assets resulting from operations		$891,428,593

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$228,144,053	$356,205,063
Net realized gains		240,867,542	93,310,110
Net change in unrealized appreciation (depreciation)	+	422,416,998	2,525,286,191

Increase in net assets from operations		891,428,593	2,974,801,364

Distributions to Shareholders

Distributions from net investment income		($369,772,138)	($297,103,536)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		81,785,253	$2,646,990,069	139,516,160	$4,137,951,788
Shares reinvested		10,513,082	323,697,798	9,293,269	257,330,630
Shares redeemed	+	(69,103,912)	(2,236,165,746)	(125,148,250)	(3,720,729,510)

Net transactions in fund shares		23,194,423	$734,522,121	23,661,179	$674,552,908

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		640,075,169	$20,473,289,360	616,413,990	$17,121,038,624
Total increase	+	23,194,423	1,256,178,576	23,661,179	3,352,250,736

End of period		663,269,592	$21,729,467,936	640,075,169	$20,473,289,360

Net investment income not yet distributed			$147,775,180		$289,403,265

See financial notes 19

Schwab 1000 Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	53.63		48.31	40.23	37.44	35.79	31.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.50		0.83	0.81	0.71	0.62	0.57
Net realized and unrealized gains (losses)	1.78		6.74	9.74	4.32	2.07	4.80

Total from investment operations	2.28		7.57	10.55	5.03	2.69	5.37
Less distributions:
Distributions from net investment income	(0.86)		(0.75)	(0.81)	(0.72)	(0.57)	(0.58)
Distributions from net realized gains	(1.44)		(1.50)	(1.66)	(1.52)	(0.47)	—

Total distributions	(2.30)		(2.25)	(2.47)	(2.24)	(1.04)	(0.58)

Net asset value at end of period	53.61		53.63	48.31	40.23	37.44	35.79

Total return (%)	4.54	[2]	16.36	27.85	14.38	7.60	17.51

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[3]	0.29	0.29	0.29	0.29	0.29
Gross operating expenses	0.33	[3]	0.33	0.34	0.34	0.34	0.35
Net investment income (loss)	1.90	[3]	1.64	1.87	1.85	1.64	1.71
Portfolio turnover rate	3	[2]	4	4	4	5	5
Net assets, end of period ($ x 1,000,000)	6,663		6,586	5,887	4,848	4,552	4,575

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

20 See financial notes

 Schwab 1000 Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	2,041,401,826	6,620,644,462
0.7%	Other Investment Companies	46,910,908	46,910,908

100.1%	Total Investments	2,088,312,734	6,667,555,370
(0.1%)	Other Assets and Liabilities, Net		(4,356,626)

100.0%	Net Assets		6,663,198,744

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	83,001,905

Banks 5.5%
Bank of America Corp.	3,277,241	0.8	52,206,449
Citigroup, Inc.	945,456	0.8	50,411,714
JPMorgan Chase & Co.	1,166,978	1.1	73,823,028
Wells Fargo & Co.	1,474,296	1.2	81,233,710
Other Securities		1.6	108,134,164

		5.5	365,809,065

Capital Goods 7.5%
3M Co.	199,954	0.5	31,270,806
General Electric Co.	3,138,202	1.3	84,982,510
The Boeing Co.	205,289	0.4	29,426,125
United Technologies Corp.	258,203	0.4	29,370,591
Other Securities		4.9	326,491,735

		7.5	501,541,767

Commercial & Professional Supplies 0.8%
Other Securities		0.8	53,281,038

Consumer Durables & Apparel 1.5%
Other Securities		1.5	98,018,550

Consumer Services 2.1%
McDonald’s Corp.	304,436	0.5	29,393,296
Other Securities		1.6	107,168,500

		2.1	136,561,796

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	570,212	1.2	80,519,637
The Charles Schwab Corp. (a)	356,265	0.1	10,866,082
Other Securities		3.5	230,979,348

		4.8	322,365,067

Energy 7.9%
Chevron Corp.	588,837	1.0	65,396,237
Exxon Mobil Corp.	1,321,963	1.7	115,499,907
Schlumberger Ltd.	397,547	0.6	37,611,922
Other Securities		4.6	308,225,366

		7.9	526,733,432

Food & Staples Retailing 2.2%
CVS Health Corp.	353,611	0.5	35,110,036
Wal-Mart Stores, Inc.	494,027	0.6	38,558,808
Other Securities		1.1	70,517,121

		2.2	144,185,965

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	617,605	0.5	30,911,130
PepsiCo, Inc.	468,285	0.7	44,543,269
Philip Morris International, Inc.	484,265	0.6	40,421,600
The Coca-Cola Co.	1,232,948	0.7	50,008,371
Other Securities		2.3	153,327,619

		4.8	319,211,989

Health Care Equipment & Services 4.9%
Medtronic plc	444,022	0.5	33,057,438
UnitedHealth Group, Inc.	300,492	0.5	33,474,809
Other Securities		3.9	261,789,519

		4.9	328,321,766

Household & Personal Products 1.7%
The Procter & Gamble Co.	842,819	1.0	67,012,539
Other Securities		0.7	49,239,054

		1.7	116,251,593

Insurance 2.9%
Other Securities		2.9	194,861,434

Materials 3.4%
Other Securities		3.4	228,724,332

Media 3.7%
Comcast Corp., Class A	795,623	0.7	45,955,184
The Walt Disney Co.	487,560	0.8	53,007,523
Other Securities		2.2	145,956,207

		3.7	244,918,914

See financial notes 21

 Schwab 1000 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	497,546	0.5	32,171,324
Actavis plc *	122,677	0.5	34,700,416
Amgen, Inc.	238,802	0.6	37,709,224
Bristol-Myers Squibb Co.	519,939	0.5	33,135,713
Gilead Sciences, Inc. *	472,544	0.7	47,495,397
Johnson & Johnson	872,887	1.3	86,590,390
Merck & Co., Inc.	891,318	0.8	53,086,900
Pfizer, Inc.	1,925,151	1.0	65,320,373
Other Securities		3.4	227,906,734

		9.3	618,116,471

Real Estate 3.6%
Other Securities		3.6	238,209,173

Retailing 4.6%
Amazon.com, Inc. *	118,641	0.7	50,040,401
The Home Depot, Inc.	412,235	0.7	44,100,900
Other Securities		3.2	212,710,083

		4.6	306,851,384

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,483,180	0.7	48,277,509
Other Securities		1.6	106,208,233

		2.3	154,485,742

Software & Services 10.6%
Facebook, Inc., Class A *	654,300	0.8	51,539,211
Google, Inc., Class A *	89,988	0.7	49,382,715
Google, Inc., Class C *	89,333	0.7	48,001,951
International Business Machines Corp.	287,840	0.7	49,304,114
MasterCard, Inc., Class A	306,910	0.4	27,686,351
Microsoft Corp.	2,576,838	1.9	125,337,400
Oracle Corp.	1,003,410	0.7	43,768,744
Visa, Inc., Class A	611,200	0.6	40,369,760
Other Securities		4.1	272,057,529

		10.6	707,447,775

Technology Hardware & Equipment 6.5%
Apple, Inc.	1,826,074	3.4	228,533,161
Cisco Systems, Inc.	1,599,015	0.7	46,099,602
QUALCOMM, Inc.	519,678	0.6	35,338,104
Other Securities		1.8	119,928,102

		6.5	429,898,969

Telecommunication Services 2.2%
AT&T, Inc.	1,611,077	0.8	55,807,707
Verizon Communications, Inc.	1,294,657	1.0	65,302,499
Other Securities		0.4	23,055,743

		2.2	144,165,949

Transportation 2.3%
Union Pacific Corp.	278,124	0.4	29,545,113
Other Securities		1.9	124,350,452

		2.3	153,895,565

Utilities 3.1%
Other Securities		3.1	203,784,821

Total Common Stock
(Cost $2,041,401,826)			6,620,644,462

Other Investment Companies 0.7% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	33,926,151	0.5	33,926,151

Securities Lending Collateral 0.2%
Other Securities		0.2	12,984,757

Total Other Investment Companies
(Cost $46,910,908)			46,910,908

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $2,066,564,260 and the unrealized appreciation and depreciation were $4,637,291,154 and ($36,300,044), respectively, with a net unrealized appreciation of $4,600,991,110.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,179,040. Non-cash collateral pledged to the fund for securities on loan amounted to $374,874.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	335	34,821,575	243,920

22 See financial notes

 Schwab 1000 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,620,644,462	$—	$—	$6,620,644,462
Other Investment Companies[1]	46,910,908	—	—	46,910,908

Total	$6,667,555,370	$—	$—	$6,667,555,370

Other Financial Instruments
Futures Contracts[2]	$243,920	$—	$—	$243,920

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,668,660)		$10,866,082
Investments in unaffiliated issuers, at value (cost $2,073,659,317) including securities on loan of $13,179,040		6,643,704,531
Collateral invested for securities on loan, at value (cost $12,984,757)	+	12,984,757

Total investments, at value (cost $2,088,312,734)		6,667,555,370
Cash		87
Deposit with broker for futures contracts		2,001,000
Receivables:
Dividends		5,659,246
Fund shares sold		2,945,074
Income from securities on loan		56,694
Prepaid expenses	+	46,001

Total assets		6,678,263,472

Liabilities

Collateral held for securities on loan		12,984,757
Payables:
Investment adviser and administrator fees		233,591
Shareholder service fees		129,448
Fund shares redeemed		1,299,734
Variation margin on futures contracts		336,675
Accrued expenses	+	80,523

Total liabilities		15,064,728

Net Assets

Total assets		6,678,263,472
Total liabilities	−	15,064,728

Net assets		$6,663,198,744

Net Assets by Source
Capital received from investors		1,840,449,106
Net investment income not yet distributed		39,984,299
Net realized capital gains		203,278,783
Net unrealized capital appreciation		4,579,486,556

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,663,198,744		124,297,076		$53.61

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $7,242)		72,177,233
Interest		93
Securities on loan	+	361,590

Total investment income		72,582,964

Expenses

Investment adviser and administrator fees		7,331,165
Shareholder service fees		3,208,950
Portfolio accounting fees		87,246
Shareholder reports		83,981
Custodian fees		59,958
Transfer agent fees		45,639
Professional fees		33,552
Independent trustees’ fees		25,675
Registration fees		20,612
Interest expense		273
Other expenses	+	92,895

Total expenses		10,989,946
Expense reduction by CSIM and its affiliates	−	1,366,141

Net expenses	−	9,623,805

Net investment income		62,959,159

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		197,850
Net realized gains on unaffiliated investments		180,674,558
Net realized gains on futures contracts	+	356,508

Net realized gains		181,228,916
Net change in unrealized appreciation (depreciation) on affiliated issuer		476,897
Net change in unrealized appreciation (depreciation) on unaffiliated investments		50,753,100
Net change in unrealized appreciation (depreciation) on futures contracts	+	(556,931)

Net change in unrealized appreciation (depreciation)	+	50,673,066

Net realized and unrealized gains		231,901,982

Increase in net assets resulting from operations		$294,861,141

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$62,959,159	$102,452,866
Net realized gains		181,228,916	177,941,436
Net change in unrealized appreciation (depreciation)	+	50,673,066	660,921,380

Increase in net assets from operations		294,861,141	941,315,682

Distributions to Shareholders

Distributions from net investment income		(105,608,703)	(91,043,881)
Distributions from net realized gains	+	(176,669,683)	(182,379,726)

Total distributions		($282,278,386)	($273,423,607)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,853,833	$258,918,496	8,474,992	$424,679,163
Shares reinvested		4,867,270	244,385,619	5,073,441	236,878,978
Shares redeemed	+	(8,238,949)	(439,055,668)	(12,594,623)	(630,314,274)

Net transactions in fund shares		1,482,154	$64,248,447	953,810	$31,243,867

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,814,922	$6,586,367,542	121,861,112	$5,887,231,600
Total increase	+	1,482,154	76,831,202	953,810	699,135,942

End of period		124,297,076	$6,663,198,744	122,814,922	$6,586,367,542

Net investment income not yet distributed			$39,984,299		$82,633,843

26 See financial notes

Schwab Small-Cap Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.13		27.62	21.26	20.55	19.18	15.14

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21		0.35	0.42	0.33	0.25	0.22
Net realized and unrealized gains (losses)	0.95		1.76	6.94	1.89	1.37	3.97

Total from investment operations	1.16		2.11	7.36	2.22	1.62	4.19
Less distributions:
Distributions from net investment income	(0.34)		(0.31)	(0.50)	(0.35)	(0.20)	(0.15)
Distributions from net realized gains	(1.54)		(1.29)	(0.50)	(1.16)	(0.05)	—

Total distributions	(1.88)		(1.60)	(1.00)	(1.51)	(0.25)	(0.15)

Net asset value at end of period	27.41		28.13	27.62	21.26	20.55	19.18

Total return (%)	4.63	[2]	8.08	36.23	11.87	8.45	27.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[3]	0.17	0.17	0.17	0.19	0.19
Gross operating expenses	0.20	[3]	0.21	0.20	0.21	0.19	0.20
Net investment income (loss)	1.55	[3]	1.27	1.76	1.63	1.18	1.23
Portfolio turnover rate	5	[2]	12	11	41 [4]	26	33
Net assets, end of period ($ x 1,000,000)	2,696		2,567	2,351	1,675	1,502	1,406

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	1,852,070,505	2,674,435,521
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.3%	Other Investment Company	115,143,210	115,143,210
0.7%	Short-Term Investment	20,490,679	20,490,679

104.2%	Total Investments	1,988,025,308	2,810,390,324
(4.2%)	Other Assets and Liabilities, Net		(114,097,384)

100.0%	Net Assets		2,696,292,940

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.3%
Dana Holding Corp.	256,593	0.2	5,534,711
Tenneco, Inc. *	92,336	0.2	5,397,039
Other Securities		0.9	22,917,049

		1.3	33,848,799

Banks 9.5%
Investors Bancorp, Inc.	540,591	0.2	6,400,597
MGIC Investment Corp. *	505,545	0.2	5,267,779
Prosperity Bancshares, Inc.	105,598	0.2	5,632,597
Other Securities		8.9	239,076,632

		9.5	256,377,605

Capital Goods 7.9%
Esterline Technologies Corp. *	48,500	0.2	5,397,565
HEICO Corp.	100,405	0.2	5,606,615
Teledyne Technologies, Inc. *	55,071	0.2	5,780,803
Other Securities		7.3	196,557,777

		7.9	213,342,760

Commercial & Professional Supplies 3.5%
Other Securities		3.5	95,315,347

Consumer Durables & Apparel 2.8%
Brunswick Corp.	138,886	0.3	6,949,855
Skechers U.S.A., Inc., Class A *	59,978	0.2	5,393,222
Other Securities		2.3	63,302,528

		2.8	75,645,605

Consumer Services 4.1%
Jack in the Box, Inc.	60,610	0.2	5,259,130
Vail Resorts, Inc.	54,371	0.2	5,394,147
Other Securities		3.7	101,043,659

		4.1	111,696,936

Diversified Financials 2.5%
Stifel Financial Corp. *	99,210	0.2	5,242,256
Other Securities		2.3	62,770,787

		2.5	68,013,043

Energy 3.9%
Diamondback Energy, Inc. *	66,371	0.2	5,480,254
SemGroup Corp., Class A	64,065	0.2	5,393,632
Other Securities		3.5	93,022,844

		3.9	103,896,730

Food & Staples Retailing 0.9%
Other Securities		0.9	25,056,548

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	48,689,623

Health Care Equipment & Services 6.7%
DexCom, Inc. *	112,427	0.3	7,596,692
HealthSouth Corp.	131,800	0.2	5,959,996
STERIS Corp.	90,388	0.2	6,010,802
Team Health Holdings, Inc. *	106,058	0.3	6,317,875
West Pharmaceutical Services, Inc.	108,550	0.2	5,783,544
Other Securities		5.5	147,899,852

		6.7	179,568,761

Household & Personal Products 0.3%
Other Securities		0.3	8,812,156

Insurance 2.4%
CNO Financial Group, Inc.	310,268	0.2	5,274,556
First American Financial Corp.	159,700	0.2	5,555,963
Other Securities		2.0	54,271,678

		2.4	65,102,197

Materials 4.4%
Graphic Packaging Holding Co.	501,715	0.3	7,074,181
PolyOne Corp.	134,513	0.2	5,252,733
Other Securities		3.9	105,141,904

		4.4	117,468,818

28 See financial notes

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 1.4%
Other Securities		1.4	37,939,805

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Cepheid *	103,500	0.2	5,806,350
Dyax Corp. *	220,459	0.2	5,271,175
Isis Pharmaceuticals, Inc. *	179,200	0.4	10,164,224
PAREXEL International Corp. *	85,918	0.2	5,462,237
Puma Biotechnology, Inc. *	37,000	0.2	6,681,460
Other Securities		7.3	195,672,164

		8.5	229,057,610

Real Estate 9.2%
CubeSmart	247,243	0.2	5,703,896
Highwoods Properties, Inc.	138,207	0.2	5,948,429
LaSalle Hotel Properties	168,379	0.3	6,177,826
RLJ Lodging Trust	196,582	0.2	5,832,588
Other Securities		8.3	224,168,489

		9.2	247,831,228

Retailing 4.1%
Office Depot, Inc. *	802,829	0.3	7,402,083
Other Securities		3.8	101,951,584

		4.1	109,353,667

Semiconductors & Semiconductor Equipment 3.8%
Cypress Semiconductor Corp. *	498,453	0.3	6,639,394
Qorvo, Inc. *	216,428	0.5	14,264,769
Other Securities		3.0	81,745,178

		3.8	102,649,341

Software & Services 9.4%
Aspen Technology, Inc. *	139,457	0.2	6,190,496
Manhattan Associates, Inc. *	112,888	0.2	5,933,393
MAXIMUS, Inc.	102,237	0.2	6,544,190
SS&C Technologies Holdings, Inc.	102,700	0.2	6,179,459
The Ultimate Software Group, Inc. *	42,482	0.3	7,061,358
Tyler Technologies, Inc. *	49,952	0.2	6,091,646
Verint Systems, Inc. *	92,572	0.2	5,686,698
WEX, Inc. *	58,476	0.3	6,590,830
Other Securities		7.6	203,534,548

		9.4	253,812,618

Technology Hardware & Equipment 4.6%
Belden, Inc.	65,916	0.2	5,533,648
Cognex Corp. *	131,403	0.2	5,898,681
Other Securities		4.2	112,698,268

		4.6	124,130,597

Telecommunication Services 0.8%
Other Securities		0.8	20,412,725

Transportation 1.9%
JetBlue Airways Corp. *	395,414	0.3	8,117,849
Other Securities		1.6	43,897,954

		1.9	52,015,803

Utilities 3.5%
Dynegy, Inc. *	183,800	0.2	6,115,026
Other Securities		3.3	88,282,173

		3.5	94,397,199

Total Common Stock
(Cost $1,852,070,505)			2,674,435,521

Rights 0.0% of net assets

Automobiles & Components 0.0%
Other Securities		0.0	107,470

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	213,444

Total Rights
(Cost $320,914)			320,914

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 4.3% of net assets

Securities Lending Collateral 4.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	115,143,210	4.3	115,143,210

Total Other Investment Company
(Cost $115,143,210)			115,143,210

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
JPMorgan Chase Bank
0.03%, 05/01/15	20,490,679	0.7	20,490,679

Total Short-Term Investment
(Cost $20,490,679)			20,490,679

End of Investments.

See financial notes 29

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15 tax basis cost of the fund’s investments was $1,996,452,668 and the unrealized appreciation and depreciation were $987,306,362 and ($173,368,706), respectively, with a net unrealized appreciation of $813,987,656.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $109,679,654.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	150	18,246,000	(697,425)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,674,435,521	$—	$—	$2,674,435,521
Rights[1]	—	—	320,914	320,914
Warrants[1]	—	—	—	—
Other Investment Company[1]	115,143,210	—	—	115,143,210
Short-Term Investment[1]	—	20,490,679	—	20,490,679

Total	$2,789,578,731	$20,490,679	$320,914	$2,810,390,324

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($697,425)	$—	$—	($697,425)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$320,914	$—	$—	$—	$—	$—	$—	$320,914

Total	$320,914	$—	$—	$—	$—	$—	$—	$320,914

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

30 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,872,882,098) including securities on loan of $109,679,654		$2,695,247,114
Collateral invested for securities on loan, at value (cost $115,143,210)	+	115,143,210

Total investments, at value (cost $1,988,025,308)		2,810,390,324
Deposit with broker for futures contracts		1,759,500
Receivables:
Investments sold		630,208
Fund shares sold		6,115,174
Dividends		948,363
Income from securities on loan		494,568
Receivable from investment adviser		624
Interest		17
Prepaid expenses	+	15,726

Total assets		2,820,354,504

Liabilities

Collateral held for securities on loan		115,143,210
Payables:
Investments bought		7,674,381
Investment adviser and administrator fees		64,616
Shareholder service fees		11,951
Fund shares redeemed		576,507
Variation margin on futures contracts		412,068
Accrued expenses	+	178,831

Total liabilities		124,061,564

Net Assets

Total assets		2,820,354,504
Total liabilities	−	124,061,564

Net assets		$2,696,292,940

Net Assets by Source
Capital received from investors		1,843,802,396
Net investment income not yet distributed		10,826,715
Net realized capital gains		19,996,238
Net unrealized capital appreciation		821,667,591

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,696,292,940		98,365,192		$27.41

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $7,233)		$19,601,610
Interest		6,416
Securities on loan	+	2,733,341

Total investment income		22,341,367

Expenses

Investment adviser and administrator fees		1,951,341
Shareholder service fees		251,073
Index fee		166,666
Portfolio accounting fees		57,007
Shareholder reports		48,799
Transfer agent fees		31,334
Custodian fees		29,321
Registration fees		26,668
Professional fees		23,500
Independent trustees’ fees		8,929
Interest expense		525
Other expenses	+	33,341

Total expenses		2,628,504
Expense reduction by CSIM and its affiliates	−	416,459

Net expenses	−	2,212,045

Net investment income		20,129,322

Realized and Unrealized Gains (Losses)

Net realized gains on investments		24,797,951
Net realized gains on futures contracts		1,735,608
Net realized losses on foreign currency transactions	+	(180)

Net realized gains		26,533,379
Net change in unrealized appreciation (depreciation) on investments		66,466,598
Net change in unrealized appreciation (depreciation) on futures contracts	+	(900,323)

Net change in unrealized appreciation (depreciation)	+	65,566,275

Net realized and unrealized gains		92,099,654

Increase in net assets resulting from operations		$112,228,976

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$20,129,322	$31,769,876
Net realized gains		26,533,379	144,072,375
Net change in unrealized appreciation (depreciation)	+	65,566,275	15,102,446

Increase in net assets from operations		112,228,976	190,944,697

Distributions to Shareholders

Distributions from net investment income		(31,478,925)	(26,168,327)
Distributions from net realized gains	+	(140,885,597)	(110,361,333)

Total distributions		($172,364,522)	($136,529,660)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,548,022	$345,662,442	19,513,159	$532,426,174
Shares reinvested		6,143,892	156,607,812	4,820,637	125,963,244
Shares redeemed	+	(11,558,576)	(312,646,807)	(18,247,583)	(497,352,580)

Net transactions in fund shares		7,133,338	$189,623,447	6,086,213	$161,036,838

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,231,854	$2,566,805,039	85,145,641	$2,351,353,164
Total increase	+	7,133,338	129,487,901	6,086,213	215,451,875

End of period		98,365,192	$2,696,292,940	91,231,854	$2,566,805,039

Net investment income not yet distributed			$10,826,715		$22,176,318

See financial notes 33

Schwab Total Stock Market Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	36.96		32.53	25.80	22.92	21.57	18.50

Income (loss) from investment operations:
Net investment income (loss)	0.38	[1]	0.60	0.57	0.47	0.41	0.37
Net realized and unrealized gains (losses)	1.28		4.49	6.70	2.83	1.33	3.02

Total from investment operations	1.66		5.09	7.27	3.30	1.74	3.39
Less distributions:
Distributions from net investment income	(0.61)		(0.51)	(0.54)	(0.42)	(0.39)	(0.32)
Distributions from net realized gains	(0.21)		(0.15)	—	—	—	—

Total distributions	(0.82)		(0.66)	(0.54)	(0.42)	(0.39)	(0.32)

Net asset value at end of period	37.80		36.96	32.53	25.80	22.92	21.57

Total return (%)	4.66	[2]	15.93	28.76	14.71	8.14	18.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.09
Gross operating expenses	0.10	[3]	0.10	0.10	0.10	0.11	0.11
Net investment income (loss)	2.06	[3]	1.79	2.02	2.02	1.79	1.85
Portfolio turnover rate	0	[2,4]	1	2	3	1	3
Net assets, end of period ($ x 1,000,000)	4,488		4,049	3,183	2,240	1,747	1,470

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Less than 0.5%

34 See financial notes

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	2,747,125,132	4,442,966,253
0.0%	Rights	32,983	32,760
0.0%	Warrants	—	—
0.7%	Other Investment Company	32,064,921	32,064,921
0.8%	Short-Term Investment	33,950,307	33,950,307

100.5%	Total Investments	2,813,173,343	4,509,014,241
(0.5%)	Other Assets and Liabilities, Net		(21,097,103)

100.0%	Net Assets		4,487,917,138

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	55,731,882

Banks 5.8%
Bank of America Corp.	2,035,501	0.7	32,425,531
Citigroup, Inc.	586,989	0.7	31,298,253
JPMorgan Chase & Co.	718,963	1.0	45,481,599
Wells Fargo & Co.	906,413	1.1	49,943,356
Other Securities		2.3	102,317,884

		5.8	261,466,623

Capital Goods 7.6%
3M Co.	122,357	0.4	19,135,411
General Electric Co.	1,946,712	1.2	52,716,961
The Boeing Co.	126,736	0.4	18,166,338
United Technologies Corp.	162,428	0.4	18,476,185
Other Securities		5.2	232,869,582

		7.6	341,364,477

Commercial & Professional Supplies 1.1%
Other Securities		1.1	47,094,262

Consumer Durables & Apparel 1.6%
Other Securities		1.6	71,370,794

Consumer Services 2.1%
McDonald’s Corp.	185,640	0.4	17,923,542
Other Securities		1.7	78,287,236

		2.1	96,210,778

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	352,202	1.1	49,734,444
The Charles Schwab Corp. (a)	224,326	0.1	6,841,943
Other Securities		3.4	151,776,961

		4.6	208,353,348

Energy 7.8%
Chevron Corp.	363,323	0.9	40,350,652
Exxon Mobil Corp.	810,099	1.6	70,778,350
Schlumberger Ltd.	244,503	0.5	23,132,429
Other Securities		4.8	213,874,381

		7.8	348,135,812

Food & Staples Retailing 2.0%
CVS Health Corp.	216,837	0.5	21,529,746
Wal-Mart Stores, Inc.	305,489	0.5	23,843,416
Other Securities		1.0	45,669,566

		2.0	91,042,728

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	377,323	0.4	18,885,016
PepsiCo, Inc.	284,458	0.6	27,057,645
Philip Morris International, Inc.	299,709	0.6	25,016,710
The Coca-Cola Co.	756,214	0.7	30,672,040
Other Securities		2.2	100,125,587

		4.5	201,756,998

Health Care Equipment & Services 5.0%
Medtronic plc	277,088	0.5	20,629,202
UnitedHealth Group, Inc.	183,781	0.4	20,473,203
Other Securities		4.1	182,054,620

		5.0	223,157,025

Household & Personal Products 1.7%
The Procter & Gamble Co.	519,124	0.9	41,275,549
Other Securities		0.8	32,830,547

		1.7	74,106,096

Insurance 2.9%
Other Securities		2.9	130,904,352

Materials 3.5%
Other Securities		3.5	158,650,115

Media 3.5%
Comcast Corp., Class A	490,960	0.6	28,357,850
The Walt Disney Co.	301,939	0.7	32,826,808
Other Securities		2.2	97,361,399

		3.5	158,546,057

See financial notes 35

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc.	311,030	0.5	20,111,200
Actavis plc *	75,287	0.5	21,295,681
Amgen, Inc.	146,189	0.5	23,084,705
Bristol-Myers Squibb Co.	319,753	0.5	20,377,859
Gilead Sciences, Inc. *	288,692	0.6	29,016,433
Johnson & Johnson	537,909	1.2	53,360,573
Merck & Co., Inc.	549,716	0.7	32,741,085
Pfizer, Inc.	1,193,425	0.9	40,492,910
Other Securities		3.7	167,307,334

		9.1	407,787,780

Real Estate 4.0%
Other Securities		4.0	177,271,141

Retailing 4.6%
Amazon.com, Inc. *	73,425	0.7	30,969,196
The Home Depot, Inc.	254,163	0.6	27,190,358
Other Securities		3.3	147,552,372

		4.6	205,711,926

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	924,297	0.7	30,085,867
Other Securities		1.7	77,442,886

		2.4	107,528,753

Software & Services 10.3%
Facebook, Inc., Class A *	406,707	0.7	32,036,310
Google, Inc., Class A *	55,476	0.7	30,443,565
Google, Inc., Class C *	55,227	0.7	29,675,775
International Business Machines Corp.	178,451	0.7	30,566,872
Microsoft Corp.	1,588,918	1.7	77,284,972
Oracle Corp.	616,713	0.6	26,901,021
Visa, Inc., Class A	375,804	0.5	24,821,854
Other Securities		4.7	212,216,652

		10.3	463,947,021

Technology Hardware & Equipment 6.3%
Apple, Inc.	1,126,662	3.2	141,001,749
Cisco Systems, Inc.	998,840	0.6	28,796,557
QUALCOMM, Inc.	318,639	0.5	21,667,452
Other Securities		2.0	91,303,298

		6.3	282,769,056

Telecommunication Services 2.1%
AT&T, Inc.	1,004,055	0.8	34,780,465
Verizon Communications, Inc.	803,169	0.9	40,511,844
Other Securities		0.4	17,642,223

		2.1	92,934,532

Transportation 2.3%
Union Pacific Corp.	169,870	0.4	18,045,290
Other Securities		1.9	83,241,235

		2.3	101,286,525

Utilities 3.0%
Other Securities		3.0	135,838,172

Total Common Stock
(Cost $2,747,125,132)			4,442,966,253

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	32,760

Total Rights
(Cost $32,983)			32,760

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 0.7% of net assets

Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,064,921	0.7	32,064,921

Total Other Investment Company
(Cost $32,064,921)			32,064,921

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.03%, 05/01/15	33,950,307	0.8	33,950,307

Total Short-Term Investment
(Cost $33,950,307)			33,950,307

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $2,833,067,288 and the unrealized appreciation and depreciation were $1,761,111,256 and ($85,164,303), respectively, with a net unrealized appreciation of $1,675,946,953.

36 See financial notes

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings (Unaudited) continued

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $31,064,712.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	45	5,473,800	(128,726)
S&P 500 Index, e-mini, Long, expires 06/19/15	315	32,742,675	52,133

Net Unrealized Depreciation			(76,593)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$4,442,966,253	$—	$—	$4,442,966,253
Rights[1]	—	—	32,760	32,760
Warrants[1]	—	—	—	—
Other Investment Company[1]	32,064,921	—	—	32,064,921
Short-Term Investment[1]	—	33,950,307	—	33,950,307

Total	$4,475,031,174	$33,950,307	$32,760	$4,509,014,241

Other Financial Instruments
Futures Contracts[2]	$52,133	$—	$—	$52,133

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($128,726)	$—	$—	($128,726)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$32,760	$—	$—	$—	$—	$—	$—	$32,760

Total	$32,760	$—	$—	$—	$—	$—	$—	$32,760

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 37

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $4,581,323)		$6,841,943
Investments in unaffiliated issuers, at value (cost $2,776,527,099) including securities on loan of $31,064,712		4,470,107,377
Collateral invested for securities on loan, at value (cost $32,064,921)	+	32,064,921

Total investments, at value (cost $2,813,173,343)		4,509,014,241
Deposit with broker for futures contracts		2,307,000
Receivables:
Fund shares sold		8,453,863
Dividends		3,594,251
Income from securities on loan		93,314
Interest		28
Prepaid expenses	+	16,494

Total assets		4,523,479,191

Liabilities

Collateral held for securities on loan		32,064,921
Payables:
Investment adviser and administrator fees		41,548
Shareholder service fees		16,717
Fund shares redeemed		2,692,845
Variation margin on futures contracts		322,258
Due to custodian		172,775
Accrued expenses	+	250,989

Total liabilities		35,562,053

Net Assets

Total assets		4,523,479,191
Total liabilities	−	35,562,053

Net assets		$4,487,917,138

Net Assets by Source
Capital received from investors		2,750,502,697
Net investment income not yet distributed		29,763,507
Net realized capital gains		11,886,629
Net unrealized capital appreciation		1,695,764,305

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,487,917,138		118,720,576		$37.80

38 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$25,371
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $5,035)		45,366,229
Interest		9,041
Securities on loan	+	536,947

Total investment income		45,937,588

Expenses

Investment adviser and administrator fees		1,280,180
Shareholder service fees		408,574
Index fee		188,151
Portfolio accounting fees		75,030
Shareholder reports		53,947
Transfer agent fees		52,341
Registration fees		40,740
Custodian fees		38,889
Professional fees		25,006
Independent trustees’ fees		12,415
Other expenses	+	42,776

Total expenses		2,218,049
Expense reduction by CSIM and its affiliates	−	297,778

Net expenses	−	1,920,271

Net investment income		44,017,317

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		28,807,610
Net realized gains on futures contracts	+	5,215,684

Net realized gains		34,023,294
Net change in unrealized appreciation (depreciation) on affiliated issuer		379,815
Net change in unrealized appreciation (depreciation) on unaffiliated investments		117,681,640
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,309,934)

Net change in unrealized appreciation (depreciation)	+	115,751,521

Net realized and unrealized gains		149,774,815

Increase in net assets resulting from operations		$193,792,132

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$44,017,317	$64,653,328
Net realized gains		34,023,294	17,885,455
Net change in unrealized appreciation (depreciation)	+	115,751,521	449,857,647

Increase in net assets from operations		193,792,132	532,396,430

Distributions to Shareholders

Distributions from net investment income		(68,099,121)	(50,022,427)
Distributions from net realized gains	+	(23,418,312)	(14,754,888)

Total distributions		($91,517,433)	($64,777,315)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,840,557	$553,175,323	24,674,667	$847,448,914
Shares reinvested		2,076,130	73,370,427	1,621,857	52,337,326
Shares redeemed	+	(7,752,971)	(290,138,878)	(14,599,314)	(501,556,679)

Net transactions in fund shares		9,163,716	$336,406,872	11,697,210	$398,229,561

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,556,860	$4,049,235,567	97,859,650	$3,183,386,891
Total increase	+	9,163,716	438,681,571	11,697,210	865,848,676

End of period		118,720,576	$4,487,917,138	109,556,860	$4,049,235,567

Net investment income not yet distributed			$29,763,507		$53,845,311

40 See financial notes

Schwab International Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.42		19.92	16.32	16.02	17.31	16.26

Income (loss) from investment operations:
Net investment income (loss)	0.27	[1]	0.64	0.49	0.57	0.57	0.48
Net realized and unrealized gains (losses)	0.74		(0.63)	3.69	0.33	(1.38)	1.01

Total from investment operations	1.01		0.01	4.18	0.90	(0.81)	1.49
Less distributions:
Distributions from net investment income	(0.61)		(0.51)	(0.58)	(0.60)	(0.48)	(0.44)

Net asset value at end of period	19.82		19.42	19.92	16.32	16.02	17.31

Total return (%)	5.55	[2]	0.09	26.40	6.07	(4.83)	9.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.23	[3]	0.23	0.23	0.23	0.21	0.22
Net investment income (loss)	2.87	[3]	3.42	2.88	3.66	3.26	2.88
Portfolio turnover rate	7	[2]	2	5	31 [4]	10	13
Net assets, end of period ($ x 1,000,000)	2,904		2,699	2,205	1,415	1,375	1,471

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 41

 Schwab International Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	2,224,135,874	2,846,224,974
0.7%	Preferred Stock	13,594,358	18,874,721
0.0%	Rights	469,760	484,642
1.1%	Other Investment Company	32,768,230	32,768,230
0.7%	Short-Term Investments	20,709,213	20,709,213

100.5%	Total Investments	2,291,677,435	2,919,061,780
(0.5%)	Other Assets and Liabilities, Net		(15,064,910)

100.0%	Net Assets		2,903,996,870

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Australia 7.1%
Australia & New Zealand Banking Group Ltd.	587,120	0.5	15,710,072
BHP Billiton Ltd.	682,458	0.6	17,427,501
Commonwealth Bank of Australia	344,325	0.8	24,101,706
National Australia Bank Ltd.	504,572	0.5	14,610,068
Westpac Banking Corp.	660,287	0.7	18,970,487
Other Securities		4.0	114,762,151

		7.1	205,581,985

Austria 0.2%
Other Securities		0.2	5,902,479

Belgium 1.3%
Anheuser-Busch InBev N.V.	171,093	0.7	20,830,278
Other Securities		0.6	15,881,578

		1.3	36,711,856

Denmark 1.7%
Novo Nordisk A/S, Class B	427,392	0.8	23,994,074
Other Securities		0.9	24,024,191

		1.7	48,018,265

Finland 0.8%
Other Securities		0.8	23,337,952

France 9.7%
BNP Paribas S.A.	225,919	0.5	14,267,072
Sanofi	254,094	0.9	25,864,332
Total S.A.	456,145	0.8	24,700,229
Other Securities		7.5	217,418,512

		9.7	282,250,145

Germany 8.3%
Allianz SE - Reg’d	97,231	0.5	16,550,139
BASF SE	195,854	0.7	19,457,706
Bayer AG - Reg’d	176,066	0.9	25,341,634
Daimler AG - Reg’d	204,846	0.7	19,695,261
Deutsche Telekom AG - Reg’d	677,109	0.4	12,445,704
SAP SE	196,678	0.5	14,861,972
Siemens AG - Reg’d	169,096	0.6	18,394,584
Other Securities		4.0	115,791,501

		8.3	242,538,501

Hong Kong 3.3%
AIA Group Ltd.	2,575,000	0.6	17,124,971
Other Securities		2.7	77,503,411

		3.3	94,628,382

Ireland 0.3%
Other Securities		0.3	9,954,835

Israel 0.5%
Other Securities		0.5	15,986,781

Italy 2.3%
Other Securities		2.3	66,547,220

Japan 21.9%
Mitsubishi UFJ Financial Group, Inc.	2,715,809	0.7	19,294,057
SoftBank Corp.	204,900	0.4	12,808,361
Sumitomo Mitsui Financial Group, Inc.	271,446	0.4	11,852,577
Toyota Motor Corp.	581,803	1.4	40,498,795
Other Securities		19.0	550,654,406

		21.9	635,108,196

Netherlands 2.7%
ING Groep N.V. CVA *	825,158	0.5	12,659,194
Unilever N.V. CVA	346,859	0.5	15,130,197
Other Securities		1.7	50,070,413

		2.7	77,859,804

New Zealand 0.1%
Other Securities		0.1	3,984,444

Norway 0.7%
Other Securities		0.7	19,458,404

42 See financial notes

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Portugal 0.1%
Other Securities		0.1	4,430,882

Singapore 1.5%
Other Securities		1.5	42,524,793

Spain 3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,350,658	0.5	13,571,516
Banco Santander S.A.	2,995,632	0.8	22,648,680
Telefonica S.A.	952,175	0.5	14,492,521
Other Securities		1.7	50,758,989

		3.5	101,471,706

Sweden 3.0%
Other Securities		3.0	86,080,337

Switzerland 9.0%
Nestle S.A. - Reg’d	686,561	1.8	53,266,294
Novartis AG - Reg’d	489,732	1.7	49,987,982
Roche Holding AG	149,591	1.5	42,806,227
UBS Group AG *	780,354	0.5	15,589,388
Other Securities		3.5	101,150,674

		9.0	262,800,565

United Kingdom 20.0%
AstraZeneca plc	268,805	0.6	18,447,170
Barclays plc	3,512,415	0.5	13,742,147
BG Group plc	727,105	0.5	13,170,446
BP plc	3,887,502	1.0	28,038,199
British American Tobacco plc	397,542	0.7	21,842,380
BT Group plc	1,742,899	0.4	12,155,995
Diageo plc	535,827	0.5	14,875,821
GlaxoSmithKline plc	1,034,317	0.8	23,889,275
HSBC Holdings plc	4,078,664	1.4	40,743,804
Lloyds Banking Group plc	12,140,871	0.5	14,378,150
Prudential plc	546,837	0.5	13,614,885
Reckitt Benckiser Group plc	137,655	0.4	12,251,897
Rio Tinto plc	270,648	0.4	12,111,783
Royal Dutch Shell plc, A Shares	836,285	0.9	26,368,262
Royal Dutch Shell plc, B Shares	515,661	0.6	16,509,294
Unilever plc	273,177	0.4	11,974,563
Vodafone Group plc	5,637,712	0.7	19,862,821
Other Securities		9.2	267,070,550

		20.0	581,047,442

Total Common Stock
(Cost $2,224,135,874)			2,846,224,974

Preferred Stock 0.7% of net assets

Germany 0.7%
Other Securities		0.7	18,150,319

Italy 0.0%
Other Securities		0.0	637,865

United Kingdom 0.0%
Other Securities		0.0	86,537

Total Preferred Stock
(Cost $13,594,358)			18,874,721

Rights 0.0% of net assets

Italy 0.0%
Other Securities		0.0	—

Spain 0.0%
Other Securities		0.0	484,642

Total Rights
(Cost $469,760)			484,642

Other Investment Company 1.1% of net assets

United States 1.1%

Securities Lending Collateral 1.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,768,230	1.1	32,768,230

Total Other Investment Company
(Cost $32,768,230)			32,768,230

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
JPMorgan Chase Bank
0.03%, 05/01/15	16,488,617	0.6	16,488,617
Other Securities		0.1	4,220,596

		0.7
Total Short-Term Investments
(Cost $20,709,213)			20,709,213

End of Investments.

See financial notes 43

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15, the tax basis cost of the fund’s investments was $2,300,699,841 and the unrealized appreciation and depreciation were $732,405,611 and ($114,043,672), respectively, with a net unrealized appreciation of $618,361,939.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $2,847,108,705 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,774,448.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $86,537 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	210	19,889,100	(103,717)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$1,570,884,449	$—	$1,570,884,449
Denmark	406,136	47,612,129	—	48,018,265
France	3,415,119	278,835,026	—	282,250,145
Hong Kong	7,099,791	87,528,591	—	94,628,382
Netherlands	2,815,368	75,044,436	—	77,859,804
New Zealand	292,831	3,338,339	353,274	3,984,444
Spain	1,229,267	100,242,439	—	101,471,706
Sweden	1,342,466	84,737,871	—	86,080,337
United Kingdom	950,201	580,097,241	—	581,047,442
Preferred Stock[1]	—	18,788,184	—	18,788,184
United Kingdom	—	—	86,537	86,537
Rights
Italy	—	—	—	—
Spain	7,209	—	477,433	484,642
Other Investment Company[1]	32,768,230	—	—	32,768,230
Short-Term Investments[1]	—	20,709,213	—	20,709,213

Total	$50,326,618	$2,867,817,918	$917,244	$2,919,061,780

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($103,717)	$—	$—	($103,717)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

44 See financial notes

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
New Zealand	$—	$—	$49,235	$304,039	$—	$—	$—	$353,274
Preferred Stock
United Kingdom	54,362	—	1,934	84,787	(54,546)	—	—	86,537
Rights
Spain	—	—	14,946	462,487	—	—	—	477,433

Total	$54,362	$—	$66,115	$851,313	($54,546)	$—	$—	$917,244

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was $65,931.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $13,334,134 and $9,675,344 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

See financial notes 45

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $2,258,909,205) including securities on loan of $30,774,448		$2,886,293,550
Collateral invested for securities on loan, at value (cost $32,768,230)	+	32,768,230

Total investments, at value (cost $2,291,677,435)		2,919,061,780
Foreign currency, at value (cost $4,907)		4,909
Deposit with broker for futures contracts		2,095,500
Receivables:
Dividends		9,877,419
Fund shares sold		5,132,105
Foreign tax reclaims		2,885,932
Income from securities on loan		213,611
Interest		13
Prepaid expenses	+	19,334

Total assets		2,939,290,603

Liabilities

Collateral held for securities on loan		32,768,230
Payables:
Investments bought		538,014
Investment adviser and administrator fees		67,056
Shareholder service fees		13,222
Fund shares redeemed		1,426,936
Variation margin on futures contracts		241,500
Accrued expenses	+	238,775

Total liabilities		35,293,733

Net Assets

Total assets		2,939,290,603
Total liabilities	−	35,293,733

Net assets		$2,903,996,870

Net Assets by Source
Capital received from investors		2,339,944,560
Net investment income not yet distributed		13,363,742
Net realized capital losses		(76,632,570)
Net unrealized capital appreciation		627,321,138

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,903,996,870		146,508,841		$19.82

46 See financial notes

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,469,323)		$39,589,745
Interest		16,949
Securities on loan	+	614,607

Total investment income		40,221,301

Expenses

Investment adviser and administrator fees		1,973,840
Shareholder service fees		253,316
Custodian fees		248,694
Index fee		232,366
Portfolio accounting fees		63,300
Shareholder reports		46,105
Registration fees		40,066
Transfer agent fees		32,167
Professional fees		26,643
Independent trustees’ fees		9,119
Interest expense		476
Other expenses	+	49,353

Total expenses		2,975,445
Expense reduction by CSIM and its affiliates	−	474,772

Net expenses	−	2,500,673

Net investment income		37,720,628

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(49,696,370)
Net realized losses on futures contracts		(1,596,499)
Net realized losses on foreign currency transactions	+	(822,742)

Net realized losses		(52,115,611)
Net change in unrealized appreciation (depreciation) on investments		149,648,054
Net change in unrealized appreciation (depreciation) on futures contracts		(3,716,306)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	290,436

Net change in unrealized appreciation (depreciation)	+	146,222,184

Net realized and unrealized gains		94,106,573

Increase in net assets resulting from operations		$131,827,201

See financial notes 47

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$37,720,628	$84,259,509
Net realized gains (losses)		(52,115,611)	4,104,131
Net change in unrealized appreciation (depreciation)	+	146,222,184	(94,041,773)

Increase (Decrease) in net assets from operations		131,827,201	(5,678,133)

Distributions to Shareholders

Distributions from net investment income		($87,032,492)	($56,954,638)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,346,189	$615,245,744	42,892,587	$850,934,554
Shares reinvested		4,061,536	72,539,032	2,686,474	50,828,092
Shares redeemed	+	(28,883,545)	(527,728,645)	(17,254,418)	(344,646,661)

Net transactions in fund shares		7,524,180	$160,056,131	28,324,643	$557,115,985

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,984,661	$2,699,146,030	110,660,018	$2,204,662,816
Total increase	+	7,524,180	204,850,840	28,324,643	494,483,214

End of period		146,508,841	$2,903,996,870	138,984,661	$2,699,146,030

Net investment income not yet distributed			$13,363,742		$62,675,606

48 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund	Schwab 1000 Index Fund
Schwab Financial Services Fund	Schwab Short-Term Bond Market Fund
Schwab Health Care Fund	Schwab Intermediate-Term Bond Fund
Schwab International Core Equity Fund	Schwab Total Bond Market Fund
Schwab Target 2010 Fund	Schwab GNMA Fund
Schwab Target 2015 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2030 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The funds invest in certain other investment companies (“underlying funds”). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to a fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The value of the securities on loan and the related collateral as of April 30, 2015, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2015, if any, are reflected in each fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after 3/15/15 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s performance also will lag those investments.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds or small-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Fund	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab S&P 500 Index Fund	1,302,581	36,000	—	1,338,581	$40,826,721	$—	$156,310
Schwab 1000 Index Fund	367,065	—	(10,800)	356,265	10,866,082	197,850	44,048
Schwab Total Stock Market Index Fund	211,426	12,900	—	224,326	6,841,943	—	25,371

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2015, as applicable:

	Underlying Funds
					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	0.9%		—%	4.0%	—%	3.0%
Schwab MarketTrack Growth Portfolio	1.0%		—%	3.9%	—%	2.5%
Schwab MarketTrack Balanced Portfolio	0.5%		—%	2.1%	—%	1.3%
Schwab MarketTrack Conservative Portfolio	0.1%		—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%	*	0.0% *	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.1%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2015, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.0%, 7.2% and 3.8%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	6,586,610
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	53,288,040

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$309,692,550	3,003
Schwab 1000 Index Fund	27,230,554	265
Schwab Small-Cap Index Fund	37,417,875	313
Schwab Total Stock Market Index Fund	58,859,567	560
Schwab International Index Fund	92,314,804	1,026

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$1,241,825,200	$228,686,752
Schwab 1000 Index Fund	171,280,118	288,880,719
Schwab Small-Cap Index Fund	182,136,116	130,045,855
Schwab Total Stock Market Index Fund	333,574,627	13,173,779
Schwab International Index Fund	367,481,446	175,945,171

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab S&P 500 Index Fund	$133,890	$284,628
Schwab 1000 Index Fund	26,563	27,406
Schwab Small-Cap Index Fund	14,711	29,424
Schwab Total Stock Market Index Fund	25,064	75,062
Schwab International Index Fund	12,199	24,510

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2015	$89,645,092	$—	$—	$—	$—
October 31, 2016	77,879,594	—	—	—	—
October 31, 2017	20,049,252	—	—	—	12,386,180

Total	$187,573,938	$—	$—	$—	$12,386,180

For the year ended October 31, 2014, the funds had capital loss carryforwards utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss carryforwards utilized	$95,059,485	$—	$—	$—	$5,012,069
Capital losses expired	14,197,048	—	—	—	—

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

International Spliced Index An internally calculated index, comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on 12/20/2011, the MSCI EAFE Index from 12/21/2011 until the close of business on 2/28/2013, and the MSCI EAFE Index (Net) from 3/1/2013 forward. The Schwab International Index includes the common stocks of the 350 largest publicly traded companies from selected countries outside of the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Schwab 1000 Index An index that represents the performance of the largest 1,000 publicly traded companies in the United States with size being determined by market capitalization (total market value of all shares outstanding).

Small-Cap Spliced Index An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-19
00143414

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	2,041,401,826	6,620,644,462
0.7%	Other Investment Companies	46,910,908	46,910,908

100.1%	Total Investments	2,088,312,734	6,667,555,370
(0.1%)	Other Assets and Liabilities, Net		(4,356,626)

100.0%	Net Assets		6,663,198,744

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	29,200	3,466,624
BorgWarner, Inc.	69,096	4,090,483
Dana Holding Corp.	50,100	1,080,657
Delphi Automotive plc	91,200	7,569,600
Ford Motor Co.	1,240,487	19,599,695
General Motors Co.	420,700	14,749,742
Gentex Corp.	97,544	1,692,388
Harley-Davidson, Inc.	66,292	3,726,273
Johnson Controls, Inc.	209,054	10,532,141
Lear Corp.	23,600	2,620,308
Tesla Motors, Inc. *	30,600	6,917,130
The Goodyear Tire & Rubber Co.	83,100	2,357,132
TRW Automotive Holdings Corp. *	32,200	3,382,932
Visteon Corp. *	12,000	1,216,800

		83,001,905

Banks 5.5%
Bank of America Corp.	3,277,241	52,206,449
BB&T Corp.	228,600	8,753,094
BOK Financial Corp.	8,900	580,191
CIT Group, Inc.	58,000	2,611,740
Citigroup, Inc.	945,456	50,411,714
City National Corp.	15,532	1,447,582
Comerica, Inc.	51,128	2,423,978
Commerce Bancshares, Inc.	26,650	1,138,222
Cullen/Frost Bankers, Inc.	16,900	1,232,686
East West Bancorp, Inc.	45,800	1,859,022
Fifth Third Bancorp	259,984	5,199,680
First Republic Bank	40,200	2,343,258
Hudson City Bancorp, Inc.	146,840	1,365,612
Huntington Bancshares, Inc.	273,998	2,975,618
Investors Bancorp, Inc.	108,730	1,287,363
JPMorgan Chase & Co.	1,166,978	73,823,028
KeyCorp	282,614	4,083,772
M&T Bank Corp.	42,943	5,138,989
New York Community Bancorp, Inc.	149,882	2,576,472
PacWest Bancorp	30,300	1,366,530
People’s United Financial, Inc.	103,793	1,568,312
Popular, Inc. *	31,600	1,024,788
Prosperity Bancshares, Inc.	15,900	848,106
Regions Financial Corp.	427,606	4,203,367
Signature Bank *	15,700	2,105,213
SunTrust Banks, Inc.	164,193	6,814,010
SVB Financial Group *	14,900	1,978,124
Synovus Financial Corp.	44,657	1,235,213
TFS Financial Corp.	27,300	399,126
The PNC Financial Services Group, Inc.	165,634	15,193,607
U.S. Bancorp	547,005	23,450,104
Umpqua Holdings Corp.	67,000	1,139,670
Wells Fargo & Co.	1,474,296	81,233,710
Zions Bancorp	63,198	1,790,715

		365,809,065

Capital Goods 7.5%
3M Co.	199,954	31,270,806
A.O. Smith Corp.	25,400	1,623,060
Acuity Brands, Inc.	14,300	2,387,385
AECOM *	49,700	1,568,532
AGCO Corp.	24,200	1,246,542
Air Lease Corp.	31,700	1,224,571
Allegion plc	28,700	1,755,005
Allison Transmission Holdings, Inc.	52,700	1,616,836
AMETEK, Inc.	75,105	3,937,004
B/E Aerospace, Inc.	31,700	1,895,343
Carlisle Cos., Inc.	20,736	2,001,024
Caterpillar, Inc.	190,796	16,576,357
Chicago Bridge & Iron Co., N.V. (b)	27,108	1,291,696
CLARCOR, Inc.	18,200	1,183,000
Colfax Corp. *	27,300	1,353,807
Crane Co.	16,384	1,001,226
Cummins, Inc.	53,492	7,395,804
Curtiss-Wright Corp.	15,200	1,110,512
Danaher Corp.	188,440	15,429,467
Deere & Co.	105,146	9,517,816
Donaldson Co., Inc.	43,500	1,625,595
Dover Corp.	53,237	4,031,106
Eaton Corp. plc	149,101	10,247,712
Emerson Electric Co.	213,228	12,544,203
Esterline Technologies Corp. *	10,100	1,124,029
Exelis, Inc.	60,600	1,485,912
Fastenal Co.	84,200	3,588,604
Flowserve Corp.	43,023	2,518,136
Fluor Corp.	47,658	2,866,152
Fortune Brands Home & Security, Inc.	52,900	2,359,340
General Dynamics Corp.	99,544	13,669,382
General Electric Co.	3,138,202	84,982,510
Graco, Inc.	20,294	1,453,456
HD Supply Holdings, Inc. *	51,900	1,712,700
HEICO Corp.	18,906	1,055,711
Hexcel Corp.	33,500	1,680,025

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Honeywell International, Inc.	243,699	24,594,103
Hubbell, Inc., Class B	16,932	1,842,710
Huntington Ingalls Industries, Inc.	16,200	2,131,758
IDEX Corp.	24,006	1,800,690
Illinois Tool Works, Inc.	110,104	10,303,532
Ingersoll-Rand plc	82,400	5,425,216
ITT Corp.	30,300	1,201,395
Jacobs Engineering Group, Inc. *	44,056	1,888,240
Joy Global, Inc.	26,308	1,121,773
L-3 Communications Holdings, Inc.	25,874	2,973,181
Lennox International, Inc.	11,700	1,239,732
Lincoln Electric Holdings, Inc.	22,200	1,484,292
Lockheed Martin Corp.	84,264	15,723,662
Masco Corp.	108,836	2,883,066
MSC Industrial Direct Co., Inc., Class A	15,558	1,105,552
Nordson Corp.	18,000	1,433,700
Northrop Grumman Corp.	62,632	9,647,833
Orbital ATK, Inc.	18,500	1,353,460
Oshkosh Corp.	23,600	1,270,624
Owens Corning	28,800	1,113,408
PACCAR, Inc.	113,889	7,442,646
Pall Corp.	32,933	3,205,040
Parker-Hannifin Corp.	44,553	5,317,846
Pentair plc	57,895	3,598,174
Precision Castparts Corp.	44,201	9,135,905
Quanta Services, Inc. *	72,100	2,084,411
Raytheon Co.	96,090	9,993,360
Rockwell Automation, Inc.	42,649	5,058,171
Rockwell Collins, Inc.	40,653	3,956,757
Roper Technologies, Inc.	32,591	5,480,829
Sensata Technologies Holding N.V. *	50,100	2,766,021
Snap-on, Inc.	17,250	2,579,738
SolarCity Corp. *(b)	15,700	942,785
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,903,286
SPX Corp.	12,614	971,278
Stanley Black & Decker, Inc.	51,241	5,057,487
Teledyne Technologies, Inc. *	12,600	1,322,622
Textron, Inc.	88,938	3,911,493
The Boeing Co.	205,289	29,426,125
The Middleby Corp. *	18,300	1,854,522
The Timken Co.	21,394	840,570
The Toro Co.	19,200	1,287,168
TransDigm Group, Inc.	15,200	3,224,376
Trinity Industries, Inc.	44,200	1,197,378
United Rentals, Inc. *	31,467	3,039,083
United Technologies Corp.	258,203	29,370,591
USG Corp. *	29,200	774,968
W.W. Grainger, Inc.	19,476	4,838,423
WABCO Holdings, Inc. *	18,000	2,240,100
Wabtec Corp.	28,800	2,708,640
Watsco, Inc.	9,700	1,166,813
Xylem, Inc.	53,400	1,976,868

		501,541,767

Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,335,340
Copart, Inc. *	36,074	1,283,152
Equifax, Inc.	37,300	3,615,489
IHS, Inc., Class A *	20,000	2,509,400
KAR Auction Services, Inc.	44,400	1,652,124
ManpowerGroup, Inc.	25,491	2,175,147
Nielsen N.V.	96,700	4,345,698
Pitney Bowes, Inc.	67,841	1,517,603
R.R. Donnelley & Sons Co.	58,400	1,087,408
Republic Services, Inc.	81,681	3,318,699
Robert Half International, Inc.	43,891	2,433,756
Rollins, Inc.	32,850	814,680
Stericycle, Inc. *	24,098	3,215,396
The ADT Corp.	54,700	2,056,720
The Dun & Bradstreet Corp.	10,925	1,394,795
Towers Watson & Co., Class A	20,900	2,652,314
Tyco International plc	126,900	4,997,322
Verisk Analytics, Inc., Class A *	47,800	3,586,912
Waste Connections, Inc.	37,900	1,796,839
Waste Management, Inc.	131,077	6,492,244

		53,281,038

Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,466,172
Carter’s, Inc.	17,300	1,727,578
Coach, Inc.	91,330	3,489,719
D.R. Horton, Inc.	107,597	2,732,964
Fossil Group, Inc. *	13,700	1,150,526
Garmin Ltd.	39,886	1,802,448
GoPro, Inc., Class A *(b)	8,800	440,704
Hanesbrands, Inc.	132,000	4,102,560
Harman International Industries, Inc.	20,497	2,672,399
Hasbro, Inc.	34,225	2,422,788
Jarden Corp. *	57,675	2,951,806
Kate Spade & Co. *	39,500	1,291,650
Leggett & Platt, Inc.	46,944	1,993,712
Lennar Corp., Class A	51,975	2,380,455
lululemon athletica, Inc. *	34,500	2,195,580
Mattel, Inc.	102,797	2,894,764
Michael Kors Holdings Ltd. *	65,400	4,045,644
Mohawk Industries, Inc. *	19,439	3,372,666
Newell Rubbermaid, Inc.	88,526	3,375,496
NIKE, Inc., Class B	217,056	21,453,815
NVR, Inc. *	1,098	1,456,486
Polaris Industries, Inc.	19,200	2,629,632
PulteGroup, Inc.	98,799	1,906,821
PVH Corp.	25,514	2,636,872
Ralph Lauren Corp.	18,395	2,454,077
Tempur Sealy International, Inc. *	18,900	1,151,199
Toll Brothers, Inc. *	50,000	1,777,000
Under Armour, Inc., Class A *	50,000	3,877,500
VF Corp.	108,528	7,860,683
Whirlpool Corp.	24,515	4,304,834

		98,018,550

Consumer Services 2.1%
Aramark	37,700	1,158,521
Bloomin’ Brands, Inc.	33,500	759,110
Bright Horizons Family Solutions, Inc. *	12,900	648,612
Brinker International, Inc.	17,700	980,049
Buffalo Wild Wings, Inc. *	6,100	971,730

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carnival Corp.	140,860	6,193,614
Chipotle Mexican Grill, Inc. *	9,950	6,182,333
Choice Hotels International, Inc.	11,700	700,479
Cracker Barrel Old Country Store, Inc.	8,100	1,073,088
Darden Restaurants, Inc.	39,365	2,510,306
Domino’s Pizza, Inc.	18,600	2,006,010
Dunkin’ Brands Group, Inc.	34,500	1,797,795
Extended Stay America, Inc.	15,000	303,900
Graham Holdings Co., Class B	1,254	1,282,754
H&R Block, Inc.	84,898	2,567,316
Hilton Worldwide Holdings, Inc. *	133,200	3,857,472
Hyatt Hotels Corp., Class A *	20,200	1,172,610
Jack in the Box, Inc.	12,400	1,075,948
Las Vegas Sands Corp.	117,863	6,232,595
Marriott International, Inc., Class A	64,875	5,193,244
McDonald’s Corp.	304,436	29,393,296
MGM Resorts International *	102,087	2,159,140
Norwegian Cruise Line Holdings Ltd. *	30,200	1,465,002
Panera Bread Co., Class A *	8,600	1,569,328
Royal Caribbean Cruises Ltd.	48,091	3,273,074
Service Corp. International	63,100	1,746,608
ServiceMaster Global Holdings, Inc. *	23,000	794,880
Six Flags Entertainment Corp.	30,200	1,420,004
Starbucks Corp.	468,254	23,216,033
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,687,885
The Wendy’s Co.	90,700	917,884
Vail Resorts, Inc.	11,800	1,170,678
Wyndham Worldwide Corp.	39,217	3,349,132
Wynn Resorts Ltd.	24,842	2,759,201
Yum! Brands, Inc.	139,276	11,972,165

		136,561,796

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	17,859	4,038,456
Ally Financial, Inc. *	138,400	3,029,576
American Express Co.	273,777	21,204,029
Ameriprise Financial, Inc.	57,357	7,185,685
Artisan Partners Asset Management, Inc., Class A	6,000	268,740
Berkshire Hathaway, Inc., Class B *	570,212	80,519,637
BlackRock, Inc.	39,765	14,472,074
Capital One Financial Corp.	174,053	14,072,185
CBOE Holdings, Inc.	25,400	1,429,258
CME Group, Inc.	99,880	9,080,091
Discover Financial Services	142,424	8,256,319
E*TRADE Financial Corp. *	86,290	2,484,289
Eaton Vance Corp.	39,084	1,605,571
Federated Investors, Inc., Class B	30,200	1,038,880
Franklin Resources, Inc.	124,158	6,401,586
Intercontinental Exchange, Inc.	36,110	8,107,778
Invesco Ltd.	135,190	5,599,570
Lazard Ltd., Class A	40,900	2,168,927
Legg Mason, Inc.	31,214	1,643,417
Leucadia National Corp.	101,178	2,405,001
LPL Financial Holdings, Inc.	26,200	1,060,314
McGraw Hill Financial, Inc.	84,736	8,837,965
Moody’s Corp.	56,526	6,077,676
Morgan Stanley	475,748	17,750,158
MSCI, Inc.	34,550	2,114,114
Navient Corp.	128,500	2,510,890
Northern Trust Corp.	70,876	5,184,579
NorthStar Asset Management Group, Inc.	60,300	1,268,109
Raymond James Financial, Inc.	39,649	2,241,358
Santander Consumer USA Holdings, Inc.	31,700	782,673
SEI Investments Co.	42,148	1,924,478
SLM Corp.	136,624	1,392,199
State Street Corp.	129,150	9,960,048
T. Rowe Price Group, Inc.	81,850	6,644,583
TD Ameritrade Holding Corp.	87,231	3,162,124
The Bank of New York Mellon Corp.	352,196	14,911,979
The Charles Schwab Corp. (a)	356,265	10,866,082
The Goldman Sachs Group, Inc.	126,432	24,833,773
The NASDAQ OMX Group, Inc.	36,337	1,767,068
Voya Financial, Inc.	62,200	2,633,548
Waddell & Reed Financial, Inc., Class A	29,000	1,430,280

		322,365,067

Energy 7.9%
Anadarko Petroleum Corp.	159,148	14,975,827
Antero Resources Corp. *	17,500	775,425
Apache Corp.	118,700	8,119,080
Baker Hughes, Inc.	135,606	9,283,587
Cabot Oil & Gas Corp.	135,396	4,579,093
Cameron International Corp. *	64,100	3,513,962
Cheniere Energy, Inc. *	68,700	5,254,863
Chesapeake Energy Corp. (b)	162,497	2,562,578
Chevron Corp.	588,837	65,396,237
Cimarex Energy Co.	29,115	3,621,906
Cobalt International Energy, Inc. *	89,900	961,930
Concho Resources, Inc. *	35,500	4,496,430
ConocoPhillips	385,266	26,167,267
CONSOL Energy, Inc.	77,098	2,504,143
Continental Resources, Inc. *	25,800	1,357,854
Core Laboratories N.V. (b)	13,300	1,746,024
Devon Energy Corp.	123,082	8,395,423
Diamond Offshore Drilling, Inc. (b)	23,629	790,863
Diamondback Energy, Inc. *	17,700	1,461,489
Dresser-Rand Group, Inc. *	21,500	1,777,405
Energen Corp.	24,496	1,743,380
Ensco plc, Class A	76,000	2,073,280
EOG Resources, Inc.	173,304	17,148,431
EQT Corp.	46,600	4,191,204
Exxon Mobil Corp.	1,321,963	115,499,907
FMC Technologies, Inc. *	72,568	3,200,249
Gulfport Energy Corp. *	25,100	1,228,394
Halliburton Co.	260,788	12,765,572
Helmerich & Payne, Inc.	31,392	2,447,634
Hess Corp.	80,023	6,153,769
HollyFrontier Corp.	65,300	2,532,334
Kinder Morgan, Inc.	529,617	22,747,050
Marathon Oil Corp.	217,096	6,751,685
Marathon Petroleum Corp.	85,500	8,427,735

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Memorial Resource Development Corp. *	22,800	460,332
Murphy Oil Corp.	49,944	2,377,834
National Oilwell Varco, Inc.	127,426	6,933,249
Newfield Exploration Co. *	45,066	1,768,390
Noble Corp., plc	85,800	1,485,198
Noble Energy, Inc.	120,722	6,123,020
Occidental Petroleum Corp.	239,416	19,177,221
Oceaneering International, Inc.	28,900	1,592,679
ONEOK, Inc.	66,824	3,214,234
Phillips 66	171,600	13,609,596
Pioneer Natural Resources Co.	45,811	7,915,224
QEP Resources, Inc.	44,400	999,000
Range Resources Corp.	53,928	3,427,664
Schlumberger Ltd.	397,547	37,611,922
Southwestern Energy Co. *	121,188	3,396,900
Spectra Energy Corp.	209,421	7,800,932
Targa Resources Corp.	9,400	986,718
Tesoro Corp.	39,812	3,417,064
The Williams Cos., Inc.	214,321	10,971,092
Transocean Ltd. (b)	113,100	2,128,542
Valero Energy Corp.	159,220	9,059,618
Weatherford International plc *	229,600	3,340,680
Western Refining, Inc.	18,800	828,140
Whiting Petroleum Corp. *	55,300	2,096,423
World Fuel Services Corp.	24,500	1,359,750

		526,733,432

Food & Staples Retailing 2.2%
Casey’s General Stores, Inc.	12,200	1,002,596
Costco Wholesale Corp.	138,259	19,777,950
CVS Health Corp.	353,611	35,110,036
Rite Aid Corp. *	271,000	2,089,410
Sprouts Farmers Market, Inc. *	39,400	1,260,209
Sysco Corp.	184,730	6,840,552
The Kroger Co.	152,813	10,530,344
United Natural Foods, Inc. *	16,600	1,119,836
Wal-Mart Stores, Inc.	494,027	38,558,808
Walgreens Boots Alliance, Inc.	272,669	22,612,440
Whole Foods Market, Inc.	110,632	5,283,784

		144,185,965

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	617,605	30,911,130
Archer-Daniels-Midland Co.	200,605	9,805,572
Brown-Forman Corp., Class B	45,780	4,130,729
Bunge Ltd.	45,892	3,963,692
Campbell Soup Co.	53,858	2,407,991
Coca-Cola Enterprises, Inc.	67,972	3,018,637
ConAgra Foods, Inc.	136,097	4,919,907
Constellation Brands, Inc., Class A *	54,132	6,276,064
Dr Pepper Snapple Group, Inc.	63,820	4,759,696
Flowers Foods, Inc.	56,925	1,271,704
General Mills, Inc.	191,600	10,603,144
Hormel Foods Corp.	40,594	2,206,284
Ingredion, Inc.	21,800	1,730,920
Kellogg Co.	79,931	5,062,030
Keurig Green Mountain, Inc.	38,000	4,422,060
Kraft Foods Group, Inc.	183,400	15,543,150
Lorillard, Inc.	114,400	7,991,984
McCormick & Co., Inc. - Non Voting Shares	40,454	3,046,186
Mead Johnson Nutrition Co.	62,500	5,995,000
Molson Coors Brewing Co., Class B	49,272	3,621,985
Mondelez International, Inc., Class A	523,864	20,100,662
Monster Beverage Corp. *	45,800	6,279,638
PepsiCo, Inc.	468,285	44,543,269
Philip Morris International, Inc.	484,265	40,421,600
Pilgrim’s Pride Corp. (b)	15,000	370,500
Pinnacle Foods, Inc.	29,600	1,200,280
Reynolds American, Inc.	94,568	6,931,834
Seaboard Corp. *	105	378,000
The Boston Beer Co., Inc. Class A *	2,800	693,840
The Coca-Cola Co.	1,232,948	50,008,371
The Hain Celestial Group, Inc. *	29,400	1,771,056
The Hershey Co.	45,564	4,188,243
The JM Smucker Co.	31,301	3,628,412
The WhiteWave Foods Co. *	55,779	2,452,603
TreeHouse Foods, Inc. *	13,600	1,105,136
Tyson Foods, Inc., Class A	87,359	3,450,680

		319,211,989

Health Care Equipment & Services 4.9%
Abbott Laboratories	469,946	21,814,893
Acadia Healthcare Co., Inc. *	14,600	1,000,100
Aetna, Inc.	109,934	11,748,647
Alere, Inc. *	24,700	1,172,756
Align Technology, Inc. *	23,400	1,376,856
AmerisourceBergen Corp.	65,120	7,443,216
Anthem, Inc.	85,523	12,907,986
athenahealth, Inc. *	12,000	1,471,920
Baxter International, Inc.	170,825	11,742,510
Becton, Dickinson & Co.	64,307	9,058,927
Boston Scientific Corp. *	409,607	7,299,197
Brookdale Senior Living, Inc. *	58,000	2,101,340
C.R. Bard, Inc.	23,600	3,931,288
Cardinal Health, Inc.	104,010	8,772,203
Centene Corp. *	34,200	2,120,058
Cerner Corp. *	94,504	6,786,332
Cigna Corp.	81,054	10,102,571
Community Health Systems, Inc. *	35,624	1,912,296
DaVita HealthCare Partners, Inc. *	53,450	4,334,795
DENTSPLY International, Inc.	41,600	2,121,600
DexCom, Inc. *	22,700	1,533,839
Edwards Lifesciences Corp. *	34,592	4,381,077
Envision Healthcare Holdings, Inc. *	57,400	2,178,904
Express Scripts Holding Co. *	228,489	19,741,450
HCA Holdings, Inc. *	92,200	6,823,722
Health Net, Inc. *	24,400	1,284,660
HealthSouth Corp.	27,400	1,239,028
Henry Schein, Inc. *	25,919	3,553,495
Hologic, Inc. *	76,970	2,596,968
Humana, Inc.	46,391	7,682,350
IDEXX Laboratories, Inc. *	14,998	1,880,299
IMS Health Holdings, Inc. *	22,500	620,775
Intuitive Surgical, Inc. *	11,341	5,624,909

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laboratory Corp. of America Holdings *	30,368	3,630,798
McKesson Corp.	72,247	16,139,980
MEDNAX, Inc. *	33,308	2,357,540
Medtronic plc	444,022	33,057,438
Omnicare, Inc.	33,133	2,915,041
Patterson Cos., Inc.	29,800	1,399,259
Premier, Inc., Class A *	10,000	379,000
Quest Diagnostics, Inc.	47,347	3,381,523
ResMed, Inc.	43,716	2,795,201
Sirona Dental Systems, Inc. *	18,900	1,752,975
St. Jude Medical, Inc.	87,455	6,126,223
STERIS Corp.	17,800	1,183,700
Stryker Corp.	91,954	8,481,837
Team Health Holdings, Inc. *	22,500	1,340,325
Teleflex, Inc.	13,846	1,702,504
Tenet Healthcare Corp. *	33,425	1,599,721
The Cooper Cos., Inc.	14,400	2,564,208
UnitedHealth Group, Inc.	300,492	33,474,809
Universal Health Services, Inc., Class B	27,874	3,259,864
Varian Medical Systems, Inc. *	31,371	2,787,313
VCA, Inc. *	26,300	1,340,511
Veeva Systems, Inc., Class A *	10,000	265,500
WellCare Health Plans, Inc. *	14,100	1,091,763
West Pharmaceutical Services, Inc.	22,500	1,198,800
Zimmer Holdings, Inc.	52,212	5,734,966

		328,321,766

Household & Personal Products 1.7%
Avon Products, Inc.	146,436	1,196,382
Church & Dwight Co., Inc.	44,094	3,579,110
Colgate-Palmolive Co.	266,054	17,900,113
Coty, Inc., Class A *	30,000	717,300
Energizer Holdings, Inc.	19,900	2,718,738
Kimberly-Clark Corp.	113,204	12,417,347
Spectrum Brands Holdings, Inc.	5,000	457,150
The Clorox Co.	41,725	4,427,022
The Estee Lauder Cos., Inc., Class A	71,668	5,825,892
The Procter & Gamble Co.	842,819	67,012,539

		116,251,593

Insurance 2.9%
ACE Ltd.	103,000	11,019,970
Aflac, Inc.	142,413	8,977,715
Alleghany Corp. *	5,186	2,455,675
Allied World Assurance Co. Holdings AG	33,600	1,382,304
American Financial Group, Inc.	17,605	1,112,636
American International Group, Inc.	428,876	24,141,430
AmTrust Financial Services, Inc.	9,800	582,806
Aon plc	88,603	8,526,267
Arch Capital Group Ltd. *	37,000	2,245,160
Arthur J. Gallagher & Co.	50,220	2,402,023
Assurant, Inc.	19,192	1,179,540
Assured Guaranty Ltd.	53,900	1,400,861
Axis Capital Holdings Ltd.	33,562	1,747,238
Brown & Brown, Inc.	39,476	1,261,258
Cincinnati Financial Corp.	34,817	1,763,133
CNA Financial Corp.	9,150	368,745
Erie Indemnity Co., Class A	8,285	685,584
Everest Re Group Ltd.	14,420	2,579,882
First American Financial Corp.	31,600	1,099,364
FNF Group	88,169	3,173,202
Genworth Financial, Inc., Class A *	166,939	1,467,394
HCC Insurance Holdings, Inc.	31,057	1,769,007
Lincoln National Corp.	84,359	4,765,440
Loews Corp.	82,358	3,429,387
Markel Corp. *	4,447	3,293,626
Marsh & McLennan Cos., Inc.	166,820	9,368,611
Mercury General Corp.	10,500	576,870
MetLife, Inc.	353,344	18,123,014
Old Republic International Corp.	86,909	1,328,839
PartnerRe Ltd.	15,809	2,023,552
Principal Financial Group, Inc.	88,009	4,499,020
Prudential Financial, Inc.	141,897	11,578,795
Reinsurance Group of America, Inc.	23,610	2,163,148
RenaissanceRe Holdings Ltd.	11,007	1,128,107
The Allstate Corp.	132,098	9,201,947
The Chubb Corp.	73,812	7,259,410
The Hartford Financial Services Group, Inc.	130,995	5,340,666
The Progressive Corp.	166,942	4,450,674
The Travelers Cos., Inc.	103,347	10,449,415
Torchmark Corp.	39,097	2,193,733
Unum Group	78,214	2,671,790
Validus Holdings Ltd.	25,509	1,067,041
W. R. Berkley Corp.	32,225	1,578,703
White Mountains Insurance Group Ltd.	1,813	1,225,534
Willis Group Holdings plc	56,600	2,752,458
XL Group plc	82,267	3,050,460

		194,861,434

Materials 3.4%
Air Products & Chemicals, Inc.	61,078	8,760,418
Airgas, Inc.	21,451	2,172,557
Albemarle Corp.	37,439	2,235,108
Alcoa, Inc.	374,620	5,027,400
AptarGroup, Inc.	22,500	1,396,575
Ashland, Inc.	20,300	2,565,108
Avery Dennison Corp.	31,060	1,726,625
Axalta Coating Systems Ltd. *	30,000	920,400
Ball Corp.	40,576	2,978,684
Bemis Co., Inc.	35,049	1,577,205
Berry Plastics Group, Inc. *	36,100	1,235,342
Celanese Corp., Series A	49,443	3,281,038
CF Industries Holdings, Inc.	14,912	4,286,753
Crown Holdings, Inc. *	39,776	2,158,246
E.I. du Pont de Nemours & Co.	282,217	20,658,284
Eagle Materials, Inc.	15,200	1,267,528
Eastman Chemical Co.	45,762	3,487,980
Ecolab, Inc.	83,128	9,308,674
FMC Corp.	43,504	2,580,222
Freeport-McMoRan, Inc.	331,157	7,706,023
Graphic Packaging Holding Co.	104,500	1,473,450
Huntsman Corp.	64,700	1,491,335
International Flavors & Fragrances, Inc.	24,408	2,800,818

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Paper Co.	135,207	7,263,320
LyondellBasell Industries N.V., Class A	124,100	12,846,832
Martin Marietta Materials, Inc.	19,649	2,802,930
MeadWestvaco Corp.	53,683	2,619,730
Monsanto Co.	150,434	17,143,459
NewMarket Corp.	3,600	1,608,840
Newmont Mining Corp.	162,928	4,315,963
Nucor Corp.	92,376	4,513,491
Owens-Illinois, Inc. *	55,877	1,336,019
Packaging Corp. of America	29,030	2,008,586
Platform Specialty Products Corp. *	37,800	1,018,332
PolyOne Corp.	30,900	1,206,645
PPG Industries, Inc.	42,406	9,395,473
Praxair, Inc.	89,328	10,891,763
Reliance Steel & Aluminum Co.	25,122	1,625,896
Rock-Tenn Co., Class A	42,970	2,706,251
Royal Gold, Inc.	21,800	1,406,754
RPM International, Inc.	44,600	2,120,284
Sealed Air Corp.	65,302	2,977,771
Sigma-Aldrich Corp.	36,508	5,071,691
Silgan Holdings, Inc.	10,200	549,474
Sonoco Products Co.	33,970	1,518,119
Steel Dynamics, Inc.	74,400	1,646,472
The Dow Chemical Co.	343,656	17,526,456
The Mosaic Co.	98,995	4,355,780
The Scotts Miracle-Gro Co., Class A	14,668	946,233
The Sherwin-Williams Co.	25,090	6,975,020
The Valspar Corp.	24,346	1,974,461
Vulcan Materials Co.	43,925	3,756,466
W.R. Grace & Co. *	24,900	2,408,328
Westlake Chemical Corp.	14,000	1,091,720

		228,724,332

Media 3.7%
AMC Networks, Inc., Class A *	19,500	1,471,080
Cablevision Systems Corp., Class A	75,110	1,500,698
CBS Corp., Class B - Non Voting Shares	142,705	8,866,262
Charter Communications, Inc., Class A *	25,600	4,788,736
Cinemark Holdings, Inc.	34,600	1,474,998
Clear Channel Outdoor Holdings, Inc., Class A	14,500	165,010
Comcast Corp., Class A	795,623	45,955,184
DIRECTV *	155,425	14,097,825
Discovery Communications, Inc., Class A *	47,200	1,527,392
Discovery Communications, Inc., Class C *	87,100	2,633,033
DISH Network Corp., Class A *	67,372	4,558,390
Gannett Co., Inc.	73,854	2,534,669
John Wiley & Sons, Inc., Class A	15,480	880,502
Liberty Broadband Corp., Class C *	20,700	1,123,182
Liberty Global plc, Class A *	79,241	4,131,626
Liberty Global plc, Series C *	184,872	9,326,792
Liberty Media Corp., Class A *	30,446	1,168,517
Liberty Media Corp., Class C *	62,700	2,379,465
Lions Gate Entertainment Corp.	26,400	818,664
Live Nation Entertainment, Inc. *	45,500	1,140,230
News Corp., Class A *	161,082	2,541,874
Omnicom Group, Inc.	77,888	5,900,795
Scripps Networks Interactive, Inc., Class A	30,900	2,158,674
Sirius XM Holdings, Inc. *	817,600	3,229,520
The Interpublic Group of Cos., Inc.	127,164	2,650,098
The Madison Square Garden Co., Class A *	20,800	1,670,240
The Walt Disney Co.	487,560	53,007,523
Time Warner Cable, Inc.	87,736	13,644,703
Time Warner, Inc.	261,180	22,046,204
Twenty-First Century Fox, Inc., Class A	576,328	19,641,258
Viacom, Inc., Class B	113,546	7,885,770

		244,918,914

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	497,546	32,171,324
ACADIA Pharmaceuticals, Inc. *	24,700	843,999
Actavis plc *	122,677	34,700,416
Agilent Technologies, Inc.	107,031	4,427,872
Akorn, Inc. *	23,300	970,212
Alexion Pharmaceuticals, Inc. *	62,400	10,559,952
Alkermes plc *	44,700	2,475,039
Alnylam Pharmaceuticals, Inc. *	22,100	2,251,327
Amgen, Inc.	238,802	37,709,224
Bio-Rad Laboratories, Inc., Class A *	6,900	927,705
Bio-Techne Corp.	12,563	1,205,546
Biogen, Inc. *	73,255	27,392,242
BioMarin Pharmaceutical, Inc. *	49,600	5,557,680
Bristol-Myers Squibb Co.	519,939	33,135,713
Celgene Corp. *	250,540	27,073,352
Cepheid *	21,800	1,222,980
Charles River Laboratories International, Inc. *	14,400	995,904
Eli Lilly & Co.	305,271	21,939,827
Endo International plc *	50,628	4,256,043
Gilead Sciences, Inc. *	472,544	47,495,397
Hospira, Inc. *	52,340	4,568,759
Illumina, Inc. *	44,400	8,180,700
Incyte Corp. *	47,500	4,615,100
Intercept Pharmaceuticals, Inc. *	3,200	808,992
Intrexon Corp. *	15,000	582,450
Isis Pharmaceuticals, Inc. *	37,300	2,115,656
Jazz Pharmaceuticals plc *	19,200	3,431,040
Johnson & Johnson	872,887	86,590,390
Mallinckrodt plc *	35,320	3,997,518
Medivation, Inc. *	24,300	2,933,982
Merck & Co., Inc.	891,318	53,086,900
Mettler-Toledo International, Inc. *	8,800	2,789,688
Mylan N.V. *	127,600	9,220,376
OPKO Health, Inc. *(b)	69,500	956,320
Pacira Pharmaceuticals, Inc. *	11,300	773,824
PAREXEL International Corp. *	17,300	1,099,848
PerkinElmer, Inc.	38,500	1,973,510
Perrigo Co., plc	45,400	8,320,912
Pfizer, Inc.	1,925,151	65,320,373
Pharmacyclics, Inc. *	19,100	4,893,420

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Puma Biotechnology, Inc. *	6,200	1,119,596
Quintiles Transnational Holdings, Inc. *	25,400	1,673,352
Receptos, Inc. *	9,800	1,443,932
Regeneron Pharmaceuticals, Inc. *	23,600	10,796,056
Seattle Genetics, Inc. *	33,600	1,153,824
Synageva BioPharma Corp. *	7,300	671,308
Thermo Fisher Scientific, Inc.	123,798	15,558,933
United Therapeutics Corp. *	16,100	2,571,009
Vertex Pharmaceuticals, Inc. *	75,312	9,284,463
Waters Corp. *	25,000	3,129,750
Zoetis, Inc.	160,800	7,142,736

		618,116,471

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	24,500	2,263,310
American Campus Communities, Inc.	31,200	1,252,368
American Capital Agency Corp.	108,300	2,234,771
American Homes 4 Rent, Class A	44,000	743,160
American Realty Capital Properties, Inc.	288,200	2,602,446
American Tower Corp.	127,089	12,013,723
Annaly Capital Management, Inc.	304,600	3,067,322
Apartment Investment & Management Co., Class A	49,418	1,864,541
AvalonBay Communities, Inc.	41,849	6,877,465
BioMed Realty Trust, Inc.	58,600	1,215,950
Boston Properties, Inc.	47,905	6,338,311
Brixmor Property Group, Inc.	40,400	947,380
Camden Property Trust	26,864	2,016,949
CBL & Associates Properties, Inc.	53,200	958,132
CBRE Group, Inc., Class A *	84,537	3,241,149
Chimera Investment Corp.	66,080	1,003,755
Communications Sales & Leasing, Inc. *	39,630	1,192,058
Corrections Corp. of America	38,004	1,398,167
Crown Castle International Corp.	104,627	8,739,493
CubeSmart	50,100	1,155,807
DCT Industrial Trust, Inc.	27,600	911,904
DDR Corp.	91,800	1,565,190
Digital Realty Trust, Inc.	41,400	2,625,174
Douglas Emmett, Inc.	47,600	1,356,600
Duke Realty Corp.	104,537	2,070,878
EPR Properties	17,000	980,390
Equity Commonwealth *	40,300	1,015,963
Equity LifeStyle Properties, Inc.	27,800	1,468,396
Equity One, Inc.	20,200	497,526
Equity Residential	115,272	8,513,990
Essex Property Trust, Inc.	20,929	4,645,192
Extra Space Storage, Inc.	37,100	2,446,003
Federal Realty Investment Trust	21,596	2,886,737
Forest City Enterprises, Inc., Class A *	47,200	1,121,472
Gaming & Leisure Properties, Inc.	22,900	817,530
General Growth Properties, Inc.	200,000	5,480,000
HCP, Inc.	144,480	5,821,099
Health Care REIT, Inc.	111,421	8,024,540
Healthcare Trust of America, Inc., Class A	36,800	952,752
Highwoods Properties, Inc.	31,600	1,360,064
Home Properties, Inc.	16,400	1,206,384
Hospitality Properties Trust	52,081	1,566,596
Host Hotels & Resorts, Inc.	240,139	4,836,399
Iron Mountain, Inc.	61,866	2,133,758
Jones Lang LaSalle, Inc.	14,800	2,457,688
Kilroy Realty Corp.	27,700	1,966,423
Kimco Realty Corp.	126,531	3,049,397
Lamar Advertising Co., Class A	26,170	1,516,813
LaSalle Hotel Properties	34,000	1,247,460
Liberty Property Trust	46,304	1,613,231
Mid-America Apartment Communities, Inc.	23,900	1,783,179
National Retail Properties, Inc.	43,000	1,651,200
NorthStar Realty Finance Corp.	81,150	1,522,374
Omega Healthcare Investors, Inc.	42,700	1,541,043
Outfront Media, Inc.	42,500	1,220,600
Pebblebrook Hotel Trust	22,300	957,562
Plum Creek Timber Co., Inc.	54,798	2,312,476
Post Properties, Inc.	17,000	971,890
Prologis, Inc.	162,080	6,515,616
Public Storage	45,509	8,551,596
Rayonier, Inc.	41,734	1,067,973
Realogy Holdings Corp. *	43,650	2,069,447
Realty Income Corp.	70,800	3,325,476
Regency Centers Corp.	30,582	1,919,938
Retail Properties of America, Inc., Class A	70,000	1,057,700
RLJ Lodging Trust	44,500	1,320,315
Senior Housing Properties Trust	69,500	1,422,665
Simon Property Group, Inc.	99,050	17,976,585
SL Green Realty Corp.	31,851	3,897,288
Sovran Self Storage, Inc.	10,100	882,134
Spirit Realty Capital, Inc.	113,100	1,276,899
Starwood Property Trust, Inc.	47,500	1,140,475
Strategic Hotels & Resorts, Inc. *	84,100	983,970
Sun Communities, Inc.	15,500	961,930
Sunstone Hotel Investors, Inc.	64,100	998,678
Tanger Factory Outlet Centers, Inc.	30,900	1,037,622
Taubman Centers, Inc.	19,800	1,425,798
The Howard Hughes Corp. *	11,500	1,707,405
The Macerich Co.	44,845	3,666,527
Two Harbors Investment Corp.	117,200	1,230,600
UDR, Inc.	85,262	2,794,036
Ventas, Inc.	102,229	7,043,578
Vornado Realty Trust	54,334	5,623,026
Weingarten Realty Investors	32,102	1,051,662
Weyerhaeuser Co.	166,850	5,257,444
WP Carey, Inc.	29,500	1,872,660
WP GLIMCHER, Inc.	59,200	888,000

		238,209,173

Retailing 4.6%
Advance Auto Parts, Inc.	22,622	3,234,946
Amazon.com, Inc. *	118,641	50,040,401
AutoNation, Inc. *	20,866	1,284,302
AutoZone, Inc. *	10,033	6,748,798
Bed Bath & Beyond, Inc. *	56,220	3,961,261
Best Buy Co., Inc.	86,726	3,005,056
Burlington Stores, Inc. *	20,300	1,046,871
Cabela’s, Inc. *	15,100	796,374

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CarMax, Inc. *	66,800	4,549,748
CST Brands, Inc.	25,900	1,080,289
Dick’s Sporting Goods, Inc.	32,800	1,779,728
Dillard’s, Inc., Class A	9,100	1,197,469
Dollar General Corp.	97,900	7,118,309
Dollar Tree, Inc. *	63,224	4,830,946
Expedia, Inc.	32,204	3,034,583
Family Dollar Stores, Inc.	28,560	2,231,678
Foot Locker, Inc.	45,109	2,681,730
GameStop Corp., Class A (b)	31,900	1,229,426
Genuine Parts Co.	49,630	4,459,256
GNC Holdings, Inc., Class A	26,800	1,153,740
Groupon, Inc. *	120,700	835,244
HSN, Inc.	9,400	586,748
Kohl’s Corp.	62,565	4,482,782
L Brands, Inc.	78,823	7,043,623
Liberty Interactive Corp., Class A *	136,208	3,917,342
Liberty Ventures, Series A *	44,681	1,862,304
LKQ Corp. *	99,600	2,696,172
Lowe’s Cos., Inc.	302,436	20,825,743
Macy’s, Inc.	109,576	7,081,897
Murphy USA, Inc. *	14,300	934,219
Netflix, Inc. *	18,800	10,462,200
Nordstrom, Inc.	41,600	3,143,296
O’Reilly Automotive, Inc. *	31,566	6,876,022
Office Depot, Inc. *	154,900	1,428,178
Penske Automotive Group, Inc.	15,300	746,793
Restoration Hardware Holdings, Inc. *	11,800	1,016,806
Ross Stores, Inc.	66,912	6,616,259
Sally Beauty Holdings, Inc. *	38,200	1,192,222
Sears Holdings Corp. *(b)	13,094	522,974
Signet Jewelers Ltd.	24,300	3,259,359
Staples, Inc.	197,970	3,230,870
Target Corp.	199,562	15,731,473
The Gap, Inc.	87,355	3,462,752
The Home Depot, Inc.	412,235	44,100,900
The Priceline Group, Inc. *	16,246	20,109,461
The TJX Cos., Inc.	213,190	13,759,283
Tiffany & Co.	33,573	2,936,966
Tractor Supply Co.	41,400	3,562,884
TripAdvisor, Inc. *	33,200	2,672,268
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,006,691
Urban Outfitters, Inc. *	27,996	1,120,960
Williams-Sonoma, Inc.	29,400	2,161,782

		306,851,384

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	92,269	3,845,772
Analog Devices, Inc.	101,274	6,262,784
Applied Materials, Inc.	385,589	7,630,806
Atmel Corp.	138,500	1,049,830
Avago Technologies Ltd.	80,000	9,350,400
Broadcom Corp., Class A	166,125	7,343,556
Cavium, Inc. *	17,300	1,120,867
Cree, Inc. *(b)	38,900	1,232,352
First Solar, Inc. *	20,000	1,193,400
Freescale Semiconductor Ltd. *	31,900	1,246,971
Intel Corp.	1,483,180	48,277,509
KLA-Tencor Corp.	53,538	3,148,034
Lam Research Corp.	48,319	3,651,950
Linear Technology Corp.	77,466	3,573,506
Marvell Technology Group Ltd.	135,162	1,893,620
Maxim Integrated Products, Inc.	93,400	3,066,322
Microchip Technology, Inc.	65,366	3,115,017
Micron Technology, Inc. *	333,400	9,378,542
NVIDIA Corp.	156,999	3,484,593
ON Semiconductor Corp. *	126,800	1,460,736
Qorvo, Inc. *	46,400	3,058,224
Skyworks Solutions, Inc.	59,900	5,525,775
SunEdison, Inc. *	78,900	1,997,748
Teradyne, Inc.	62,600	1,142,450
Texas Instruments, Inc.	326,775	17,714,473
Xilinx, Inc.	85,805	3,720,505

		154,485,742

Software & Services 10.6%
Accenture plc, Class A	195,100	18,076,015
Activision Blizzard, Inc.	157,838	3,601,074
Adobe Systems, Inc. *	147,113	11,189,415
Akamai Technologies, Inc. *	55,509	4,095,454
Alliance Data Systems Corp. *	20,571	6,115,964
Amdocs Ltd.	51,600	2,841,612
ANSYS, Inc. *	27,400	2,352,016
AOL, Inc. *	27,400	1,093,260
Autodesk, Inc. *	69,872	3,970,826
Automatic Data Processing, Inc.	150,551	12,727,581
Booz Allen Hamilton Holding Corp.	27,900	767,250
Broadridge Financial Solutions, Inc.	36,400	1,962,688
CA, Inc.	98,881	3,141,449
Cadence Design Systems, Inc. *	92,587	1,726,748
CDK Global, Inc.	51,400	2,463,088
Citrix Systems, Inc. *	52,400	3,519,184
Cognizant Technology Solutions Corp., Class A *	191,332	11,200,575
Computer Sciences Corp.	42,331	2,728,233
CoStar Group, Inc. *	10,600	2,166,958
DST Systems, Inc.	8,080	929,846
eBay, Inc. *	353,970	20,622,292
Electronic Arts, Inc. *	98,381	5,714,952
Equinix, Inc.	16,480	4,217,726
Facebook, Inc., Class A *	654,300	51,539,211
FactSet Research Systems, Inc.	12,900	2,030,331
Fidelity National Information Services, Inc.	84,508	5,280,905
FireEye, Inc. *	8,600	355,180
Fiserv, Inc. *	76,278	5,919,173
FleetCor Technologies, Inc. *	24,100	3,877,449
Fortinet, Inc. *	44,600	1,683,204
Gartner, Inc. *	26,400	2,190,672
Genpact Ltd. *	44,550	973,863
Global Payments, Inc.	19,738	1,979,327
Google, Inc., Class A *	89,988	49,382,715
Google, Inc., Class C *	89,333	48,001,951
Guidewire Software, Inc. *	21,100	1,053,945
IAC/InterActiveCorp	21,230	1,482,279
Informatica Corp. *	36,200	1,740,134
International Business Machines Corp.	287,840	49,304,114

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intuit, Inc.	89,944	9,024,081
Jack Henry & Associates, Inc.	24,200	1,609,542
LinkedIn Corp., Class A *	33,000	8,320,290
Manhattan Associates, Inc. *	24,200	1,271,952
MasterCard, Inc., Class A	306,910	27,686,351
MAXIMUS, Inc.	21,300	1,363,413
Microsoft Corp.	2,576,838	125,337,400
NetSuite, Inc. *	9,800	936,586
Nuance Communications, Inc. *	79,800	1,223,334
Oracle Corp.	1,003,410	43,768,744
Pandora Media, Inc. *	52,500	936,600
Paychex, Inc.	102,528	4,961,330
PTC, Inc. *	39,700	1,522,098
Rackspace Hosting, Inc. *	35,200	1,897,280
Red Hat, Inc. *	57,283	4,311,119
Salesforce.com, Inc. *	182,640	13,299,845
ServiceNow, Inc. *	41,300	3,091,718
SolarWinds, Inc. *	20,600	1,004,868
Solera Holdings, Inc.	24,100	1,169,332
Splunk, Inc. *	37,800	2,507,841
SS&C Technologies Holdings, Inc.	20,100	1,209,417
Symantec Corp.	213,489	5,321,213
Synopsys, Inc. *	48,700	2,283,056
Syntel, Inc. *	11,300	508,726
Tableau Software, Inc., Class A *	11,100	1,086,024
Teradata Corp. *	48,044	2,113,456
The Ultimate Software Group, Inc. *	8,900	1,479,358
The Western Union Co.	163,440	3,314,563
Total System Services, Inc.	55,100	2,179,756
Twitter, Inc. *	160,500	6,253,080
Tyler Technologies, Inc. *	9,100	1,109,745
Vantiv, Inc., Class A *	45,300	1,771,230
VeriFone Systems, Inc. *	35,800	1,280,566
Verint Systems, Inc. *	21,200	1,302,316
VeriSign, Inc. *	36,605	2,324,784
Visa, Inc., Class A	611,200	40,369,760
VMware, Inc., Class A *	28,900	2,546,090
WEX, Inc. *	13,100	1,476,501
Workday, Inc., Class A *	29,900	2,727,179
Xerox Corp.	331,345	3,810,467
Yahoo! Inc. *	274,979	11,704,481
Yelp, Inc. *	18,400	724,776
Zillow Group, Inc., Class A *	13,200	1,288,848

		707,447,775

Technology Hardware & Equipment 6.5%
3D Systems Corp. *(b)	30,149	756,438
Amphenol Corp., Class A	98,240	5,439,549
Apple, Inc.	1,826,074	228,533,161
ARRIS Group, Inc. *	36,900	1,242,608
Arrow Electronics, Inc. *	28,800	1,719,648
Avnet, Inc.	42,546	1,813,736
Belden, Inc.	13,900	1,166,905
Brocade Communications Systems, Inc.	127,300	1,438,490
CDW Corp.	27,800	1,065,296
Cisco Systems, Inc.	1,599,015	46,099,602
Cognex Corp. *	26,700	1,198,563
CommScope Holding Co., Inc. *	22,000	649,220
Corning, Inc.	395,163	8,270,762
Dolby Laboratories, Inc., Class A	17,400	700,524
EchoStar Corp., Class A *	13,254	662,700
EMC Corp.	627,924	16,897,435
F5 Networks, Inc. *	23,200	2,830,864
FEI Co.	12,500	943,250
FLIR Systems, Inc.	38,200	1,179,998
Harris Corp.	32,596	2,615,503
Hewlett-Packard Co.	568,768	18,752,281
Ingram Micro, Inc., Class A *	53,851	1,354,891
IPG Photonics Corp. *	9,400	832,652
Jabil Circuit, Inc.	62,300	1,402,996
Juniper Networks, Inc.	110,994	2,933,571
Keysight Technologies, Inc. *	54,100	1,810,186
Motorola Solutions, Inc.	57,912	3,460,242
National Instruments Corp.	31,200	892,320
NCR Corp. *	53,544	1,469,247
NetApp, Inc.	99,600	3,610,500
Palo Alto Networks, Inc. *	20,400	3,013,488
QUALCOMM, Inc.	519,678	35,338,104
SanDisk Corp.	70,158	4,696,377
Seagate Technology plc	104,837	6,156,029
TE Connectivity Ltd.	126,600	8,425,230
Trimble Navigation Ltd. *	84,000	2,136,120
Western Digital Corp.	70,112	6,852,747
Zebra Technologies Corp., Class A *	16,700	1,537,736

		429,898,969

Telecommunication Services 2.2%
AT&T, Inc.	1,611,077	55,807,707
CenturyLink, Inc.	182,811	6,573,884
Frontier Communications Corp.	338,406	2,321,465
Level 3 Communications, Inc. *	85,020	4,756,019
SBA Communications Corp., Class A *	41,300	4,783,366
Sprint Corp. *	278,164	1,426,981
T-Mobile US, Inc. *	82,500	2,808,300
Verizon Communications, Inc.	1,294,657	65,302,499
Windstream Holdings, Inc.	33,025	385,728

		144,165,949

Transportation 2.3%
Alaska Air Group, Inc.	42,600	2,728,956
AMERCO	2,000	644,080
American Airlines Group, Inc.	223,500	10,791,697
Avis Budget Group, Inc. *	34,800	1,884,072
C.H. Robinson Worldwide, Inc.	47,848	3,080,933
CSX Corp.	307,626	11,102,222
Delta Air Lines, Inc.	262,700	11,726,928
Expeditors International of Washington, Inc.	59,698	2,735,959
FedEx Corp.	81,728	13,858,617
Genesee & Wyoming, Inc., Class A *	14,700	1,366,365
Hertz Global Holdings, Inc. *	142,100	2,961,364
J.B. Hunt Transport Services, Inc.	30,591	2,667,535
JetBlue Airways Corp. *	75,900	1,558,227
Kansas City Southern	33,100	3,392,419
Kirby Corp. *	18,900	1,484,217
Norfolk Southern Corp.	96,586	9,740,698

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old Dominion Freight Line, Inc. *	19,400	1,379,922
Ryder System, Inc.	16,964	1,617,687
Southwest Airlines Co.	208,488	8,456,273
Spirit Airlines, Inc. *	23,400	1,602,198
Swift Transportation Co. *	23,800	575,960
Union Pacific Corp.	278,124	29,545,113
United Continental Holdings, Inc. *	120,282	7,185,647
United Parcel Service, Inc., Class B	216,935	21,808,476

		153,895,565

Utilities 3.1%
AES Corp.	196,902	2,608,952
AGL Resources, Inc.	38,087	1,914,634
Alliant Energy Corp.	37,400	2,261,578
Ameren Corp.	78,585	3,217,270
American Electric Power Co., Inc.	153,071	8,705,148
American Water Works Co., Inc.	59,700	3,254,844
Aqua America, Inc.	58,917	1,580,154
Atmos Energy Corp.	30,718	1,658,772
Calpine Corp. *	112,000	2,442,720
CenterPoint Energy, Inc.	133,911	2,808,114
Cleco Corp.	18,800	1,021,780
CMS Energy Corp.	85,733	2,908,921
Consolidated Edison, Inc.	89,906	5,533,714
Dominion Resources, Inc.	181,608	13,017,661
DTE Energy Co.	51,497	4,100,706
Duke Energy Corp.	220,995	17,142,582
Dynegy, Inc. *	33,000	1,097,910
Edison International	99,454	6,060,727
Entergy Corp.	57,362	4,427,199
Eversource Energy	101,312	4,939,973
Exelon Corp.	264,319	8,992,132
FirstEnergy Corp.	136,391	4,897,801
Great Plains Energy, Inc.	52,000	1,361,360
Hawaiian Electric Industries, Inc.	32,000	1,001,600
IDACORP, Inc.	12,700	766,191
Integrys Energy Group, Inc.	26,455	1,933,861
ITC Holdings Corp.	52,200	1,879,200
MDU Resources Group, Inc.	64,217	1,431,397
National Fuel Gas Co.	28,047	1,807,629
NextEra Energy, Inc.	142,308	14,363,146
NiSource, Inc.	95,880	4,163,110
NRG Energy, Inc.	108,030	2,726,677
NRG Yield, Inc., Class A	10,200	501,840
OGE Energy Corp.	66,760	2,181,717
Pepco Holdings, Inc.	76,274	1,981,599
PG&E Corp.	149,337	7,902,914
Piedmont Natural Gas Co., Inc.	17,000	636,480
Pinnacle West Capital Corp.	37,087	2,269,724
PPL Corp.	211,761	7,206,227
Public Service Enterprise Group, Inc.	156,372	6,495,693
Questar Corp.	60,420	1,416,245
SCANA Corp.	44,531	2,359,252
Sempra Energy	73,678	7,822,393
TECO Energy, Inc.	59,217	1,122,162
The Southern Co.	278,918	12,356,067
UGI Corp.	58,872	2,049,334
Vectren Corp.	22,800	984,276
Westar Energy, Inc.	39,800	1,498,470
Wisconsin Energy Corp.	71,936	3,533,496
Xcel Energy, Inc.	160,409	5,439,469

		203,784,821

Total Common Stock
(Cost $2,041,401,826)		6,620,644,462

Other Investment Companies 0.7% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	33,926,151	33,926,151

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	12,984,757	12,984,757

Total Other Investment Companies
(Cost $46,910,908)		46,910,908

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $2,066,564,260 and the unrealized appreciation and depreciation were $4,637,291,154 and ($36,300,044), respectively, with a net unrealized appreciation of $4,600,991,110.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,179,040. Non-cash collateral pledged to the fund for securities on loan amounted to $374,874.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	335	34,821,575	243,920

16 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer
Date: 6/11/15
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer
Date: 6/11/15

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: 6/11/15